As filed with the Securities and Exchange Commission on September 9, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

Underlying Funds Trust

SEMI-ANNUAL REPORT

June 30, 2010

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets - June 30, 2010 (Unaudited)

Event Driven

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets - June 30, 2010 (Unaudited)

Long/Short Equity

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Market Neutral Equity
Allocation of Portfolio Assets - June 30, 2010 (Unaudited)

Market Neutral Equity

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Relative Value
Allocation of Portfolio Assets - June 30, 2010 (Unaudited)

Relative Value

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – June 30, 2010 (Unaudited)

The following expense example is presented for Event Driven, Long/Short Equity, Market Neutral Equity, and Relative Value (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 – 6/30/10).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
EXPENSE EXAMPLE

Underlying Funds Trust
Expense Example – June 30, 2010 (Unaudited) (continued)

Event Driven
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/10	6/30/10	1/1/10-6/30/10+

Actual^	$1,000.00	$1,033.20	$16.59
Hypothetical
(5% return before
expenses)**	1,000.00	1,008.48	16.38
___________________

^ Excluding interest expense and dividends on short positions, your actual expenses would be $15.12.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $14.95.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.29%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/10	6/30/10	1/1/10-6/30/10+

Actual^	$1,000.00	$907.00	$16.79
Hypothetical
(5% return before
expenses)**	1,000.00	1,007.19	17.67
_____________________

^ Excluding interest expense and dividends on short positions, your actual expenses would be $14.18.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $14.95.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.55%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example – June 30, 2010 (Unaudited) (continued)

Market Neutral Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/10	6/30/10	1/1/10-6/30/10+

Actual^	$1,000.00	$973.10	$23.29
Hypothetical
(5% return before
expenses)**	1,000.00	1,001.19	23.62
_______________________

^ Excluding interest expense and dividends on short positions, your actual expenses would be $14.68.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $14.95.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.76%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Relative Value
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/10	6/30/10	1/1/10-6/30/10+

Actual^	$1,000.00	$1,033.50	$19.06
Hypothetical
(5% return before
expenses)**	1,000.00	1,006.05	18.80
_______________________

^ Excluding interest expense and dividends on short positions, your actual expenses would be $15.13.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $14.95.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.78%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Event Driven
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.9%
Accommodation - 0.0%
Marriott International, Inc.	1	$30
Administration of Environmental Quality Program - 0.0%
Scott Wilson Group (a)	3,000	11,923
Administrative and Support Services - 1.9%
Cornell Cos., Inc. (a)	47,600	1,279,012
TeamStaff, Inc. (a) (g)	188,404	99,100
Total Administrative and Support Services		1,378,112

Ambulatory Health Care Services - 1.0%
Psychiatric Solutions, Inc. (a)	12,000	392,640
Virtual Radiologic Corp. (a)	20,000	343,200
Total Ambulatory Health Care Services		735,840

Amusement, Gambling, and Recreation Industries - 1.6%
Cedar Fair LP	44,265	545,345
Six Flags Entertainment Corp. (a) (g)	17,553	590,307
Total Amusement, Gambling, and Recreation Industries		1,135,652

Apparel Manufacturing - 0.0%
Broder Brothers Co. (Acquired 05/27/2009, Cost $0) (a) (d) (e) (g)	187,453	0
Beverage and Tobacco Product Manufacturing - 1.2%
Anheuser-Busch InBev SA - ADR	3,825	183,638
Coca-Cola Enterprises, Inc.	18,000	465,480
Foster's Group Ltd. - ADR	37,681	178,608
Total Beverage and Tobacco Product Manufacturing		827,726

Broadcasting (except Internet) - 1.8%
Cablevision Systems Corp. - Class A	3,300	79,233
Charter Communications, Inc. - Class A (a)	20,078	708,755
Fisher Communications, Inc. (a)	24,971	420,512
Nexstar Broadcasting Group, Inc. - Class A (a)	27,214	119,197
Total Broadcasting (except Internet)		1,327,697

Chemical Manufacturing - 1.0%
Abraxis Bioscience, Inc. (a)	1,000	74,200
Javelin Pharmaceuticals, Inc. (a)	8,000	17,600
LyondellBasell Industries NV (a)	27,775	448,566
Talecris Biotherapeutics Holdings Corp. (a)	5,000	105,500
Valeant Pharmaceuticals International (a)	1,000	52,290
Total Chemical Manufacturing		698,156

Coal Mining - 0.5%
Elk Horn Coal Member Units (d) (g)	75,977	379,885
Commercial & Professional Services - 0.8%
Sperian Protection	4,300	604,701
Computer and Electronic Product Manufacturing - 5.0%
Argon ST, Inc. (a)	1,000	34,290
Electronic Control Security, Inc. (a) (f) (g)	1,537,859	607,454
HealthTronics, Inc. (a)	4,100	19,803

Loral Space & Communications, Inc. (a)	4,953	211,592
Magnachip Semiconductor Corp. (a) (c)	60,997	40,000
Millipore Corp. (a)	9,500	1,013,175
Motorola, Inc. (a)	27,430	178,844
Palm, Inc. (a)	30,000	170,700
Somanetics Corp. (a)	5,000	124,750
SonicWall, Inc. (a)	20,000	235,000
Spansion, Inc. (a)	53,154	866,942
UTS Magnachip Semiconductor (a) (c) (g)	8,900	4,450
Virage Logic Corp. (a)	8,000	95,120
Total Computer and Electronic Product Manufacturing		3,602,120

Construction - 0.0%
Cimpor Cimentos de Portugal	4,000	22,608
Construction of Buildings - 0.2%
Seacliff Construction Corp.	8,000	128,505
Credit Intermediation and Related Activities - 0.3%
KKR Financial Holdings LLC	19,944	148,782
National Bank of Greece SA - ADR	13,865	30,087
SLM Corp. (a)	5,038	52,345
Total Credit Intermediation and Related Activities		231,214

Data Processing, Hosting and Related Services - 0.9%
CyberSource Corp. (a)	24,000	612,720
Electrical Equipment, Appliance, and Component Manufacturing - 1.6%
Herley Industries, Inc. (a)	18,500	263,810
SL Industries, Inc. (a)	20,000	240,000
Spectrum Brands Holdings, Inc. (a)	25,822	654,846
Total Electrical Equipment, Appliance, and Component Manufacturing		1,158,656

Food and Beverage Stores - 0.2%
Casey's General Stores, Inc.	4,000	139,600
Food Manufacturing - 0.6%
American Italian Pasta Co. (a)	8,000	422,960
Food Services and Drinking Places - 0.6%
Buffets Restaurants Holdings, Inc. (a)	1,912	5,736
CKE Restaurants, Inc.	30,000	375,900
Landry's Restaurants, Inc. (a)	1,000	24,460
Rubio's Restaurants, Inc. (a)	6,000	50,820
Total Food Services and Drinking Places		456,916

Forestry and Logging - 0.3%
Weyerhaeuser Co.	6,700	235,840
Insurance Carriers and Related Activities - 0.9%
MBIA, Inc. (a)	88,285	495,279
Primerica, Inc. (a)	8,950	191,888
Total Insurance Carriers and Related Activities		687,167

Machinery Manufacturing - 0.8%
GSI Group, Inc. (a)	109,309	264,528
Scorpion Offshore Ltd. (a)	4,000	24,832
Smith International, Inc.	7,500	282,375
Zygo Corp. (a)	3,000	24,330
Total Machinery Manufacturing		596,065

Management of Companies and Enterprises - 1.3%
Cooper-Standard Holding, Inc. (a)	29,280	951,600
Media - 0.2%

British Sky Broadcasting Group PLC	13,600	142,340
Merchant Wholesalers, Durable Goods - 0.6%
Bell Microproducts, Inc. (a)	60,000	418,800
Merchant Wholesalers, Nondurable Goods - 0.2%
Airgas, Inc.	2,500	155,500
Mining (except Oil and Gas) - 1.0%
Camino Minerals Co. (a)	4,000	977
Quandra FNX Mining Ltd. (a)	870	8,001
White Mountain Titanium Corp. (Acquired 05/04/2010, Cost $640,000) (a) (e)	800,000	720,000
Total Mining (except Oil and Gas)		728,978

Miscellaneous Manufacturing - 2.1%
Alcon, Inc.	2,500	370,475
ATS Medical, Inc. (a)	20,000	79,400
ev3, Inc. (a)	20,000	448,200
National Dentex Corp. (a)	15,000	252,750
Point Blank Solutions, Inc. (a)	177,864	53,359
SenoRx, Inc. (a)	31,000	340,380
Total Miscellaneous Manufacturing		1,544,564

Nursing and Residential Care Facilities - 0.4%
Odyssey HealthCare, Inc. (a)	10,000	267,200
Oil and Gas Extraction - 1.8%
Canadian Oil Sands Trust	9,225	233,885
Denbury Resources, Inc. (a)	1,208	17,685
Dragon Oil PLC (a)	25,000	152,398
Mariner Energy, Inc. (a)	22,000	472,560
Rosetta Resources, Inc. (a)	12,750	252,578
SandRidge Energy, Inc. (a)	25,875	150,851
Total Oil and Gas Extraction		1,279,957

Paper Manufacturing - 0.8%
Caraustar Industries, Inc. (a) (c) (g)	143	302,686
Clearwater Paper Corp. (a)	1,499	82,085
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (a) (e) (g)	40,850	77,897
Tembec, Inc. (a)	73,333	139,839
Total Paper Manufacturing		602,507

Performing Arts, Spectator Sports, and Related Industries - 0.1%
Churchill Downs, Inc.	2,000	65,600
Petroleum and Coal Products Manufacturing - 0.0%
Exxon Mobil Corp.	1	46
Pharmaceuticals & Biotechnology - 0.4%
WuXi PharmaTech Cayman, Inc. - ADR (a)	18,000	287,280
Pipeline Transportation - 0.7%
Atlas Pipeline Partners LP (a)	48,894	472,316
Primary Metal Manufacturing - 0.4%
Gerdau Ameristeel Corp. (a)	20,000	218,000
Ormet Corp. Restricted Shares (Acquired 01/06/2010, Cost $11,406) (a) (e) (g)	7,702	24,261
Ormet Corp. (a) (g)	8,730	27,500
Total Primary Metal Manufacturing		269,761

Printing and Related Support Activities - 1.0%
World Color Press, Inc. (a)	62,860	704,032
Professional, Scientific, and Technical Services - 2.8%
Bowne & Co., Inc.	38,000	426,360
DynCorp International, Inc. - Class A (a)	28,000	490,560
Gravity Co. Ltd - ADR (a)	103,724	150,400

Intelligroup, Inc. (a)	8,000	37,040
Phase Forward, Inc. (a)	28,000	467,040
Stanley, Inc. (a)	11,500	429,870
Total Professional, Scientific, and Technical Services		2,001,270

Publishing Industries (except Internet) - 2.4%
Double-Take Software, Inc. (a)	10,000	104,900
Novell, Inc. (a)	62,254	353,603
The Reader's Digest Association, Inc. (Acquired 02/23/2010, Cost $271,949) (a) (d) (e) (g)	13,833	280,118
Spare Backup, Inc. (Acquired 09/02/2008, Cost $192,080) (a) (e) (g)	1,382,317	207,347
Sybase, Inc. (a)	12,000	775,920
TTI Team Telecom International Ltd. (a)	3,000	8,580
Total Publishing Industries (except Internet)		1,730,468

Real Estate - 1.6%
ECO Business - Immobilien AG (a)	500	3,944
F&C Asset Management	317,081	246,350
General Growth Properties, Inc.	55,548	736,566
Quest Capital Corp. (a)	106,368	149,979
Total Real Estate		1,136,839

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.7%
GLG Partners, Inc. (a)	25,000	109,500
Huntingdon Real Estate Investment Trust (a)	810,460	4,385,186
Interactive Data Corp.	10,000	333,800
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		4,828,486

Software Publishers - 0.0%
Global IP Solutions Holding AB (a)	10,000	19,285
Support Activities for Transportation - 0.1%
Tidewater, Inc.	2,498	96,723
Telecommunications - 1.6%
Primus Telecommunications Group, Inc. (a)	97,022	684,005
RCN Corp. (a)	34,000	503,540
Total Telecommunications		1,187,545

Transportation - 0.1%
Arriva PLC	5,000	57,149
Transportation Equipment Manufacturing - 1.2%
Lear Corp. (a)	12,456	824,587
Visteon Corp. (a)	162,720	77,618
Total Transportation Equipment Manufacturing		902,205

Truck Transportation - 0.0%
YRC Worldwide, Inc. (a)	125,000	18,750
Utilities - 2.2%
Allegheny Energy, Inc.	20,000	413,600
Calpine Corp. (a)	69,591	885,197
Exelon Corp.	5,349	203,102
Southwest Water Co.	12,000	125,760
Total Utilities		1,627,659

Waste Management and Remediation Services - 0.0%
Waste Services, Inc. (a)	2,000	23,320
Wood Product Manufacturing - 0.0%
Nobility Homes, Inc. (a)	1,800	16,965
TOTAL COMMON STOCKS (Cost $37,389,308)		$36,931,238

INVESTMENT COMPANIES - 0.6%
iShares Silver Trust (a)		11,030	200,856
Market Vectors Gold Miners ETF		3,818	198,383
ProShares UltraShort 20+ Year Treasury (a)		1,800	63,864
TOTAL INVESTMENT COMPANIES (Cost $489,622)			$463,103

EXCHANGE TRADED NOTE - 0.3%
Market Vectors Double Short Euro ETN (a)		3,325	185,635
TOTAL EXCHANGE TRADED NOTE (Cost $187,254)			$185,635

CONVERTIBLE PREFERRED STOCKS - 0.4%
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Great Plains Energy, Inc.		3,920	234,220
Paper Manufacturing - 0.1%
Smurfit-Stone Container Corp. (a)		7,125	79,515
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $309,125)			$313,735

PREFERRED STOCKS - 1.2%
Credit Intermediation and Related Activities - 0.1%
SLM Corp.		6,527	107,238
Management of Companies and Enterprises - 0.6%
Fremont General Financing I (a) (c)		20,340	443,412
Real Estate - 0.4%
Gramercy Capital Corp. (a)		501	4,870
MPG Office Trust, Inc. (a)		17,462	249,008
Total Real Estate			253,878

Transportation Equipment Manufacturing - 0.1%
Motors Liquidation Co.		6,000	38,415
TOTAL PREFERRED STOCKS (Cost $893,153)			$842,943

		Principal
		Amount
CONVERTIBLE BONDS - 0.8%
Computer and Electronic Product Manufacturing - 0.1%
Spansion, Inc.
2.250%, 06/15/2016 (Acquired 11/10/2009, Cost $263,487) (e) (i)		$800,000	104,000
Funds, Trusts, and Other Financial Vehicles - 0.5%
Huntingdon Real Estate Investment Trust
7.500%, 03/31/2012 (Acquired 09/10/2009, Cost $213,164) (e)	CAD	407,050	375,677
Water Transportation - 0.2%
Trico Marine Services, Inc.
3.000%, 01/15/2027		$700,000	112,000
TOTAL CONVERTIBLE BONDS (Cost $892,697)			$591,677

CORPORATE BONDS - 26.3%
Administrative and Support Services - 1.2%
Aiful Corp.
5.000%, 08/10/2010		895,000	865,913
Apparel Manufacturing - 2.3%
Broder Brothers Co. PIK
12.000%, 10/15/2013 (Acquired 05/21/2009 through 04/15/2010, Cost $1,604,819) (e) (g)		2,140,708	1,648,345
Broadcasting - 0.6%
Umbrella Acquisition, Inc.
9.750%, 03/15/2015 (Acquired 02/17/2010 through 03/15/2010, Cost $457,434) (e)		526,250	438,103
Broadcasting (except Internet) - 0.3%
Clear Channel Communications, Inc.
6.875%, 06/15/2018		198,000	197,010

Capital Goods - 0.1%
Milacron Escrow Corp.
11.500%, 05/15/2011(c) (g) (i)	1,000,000	41,250
Chemical Manufacturing - 2.4%
Great Lakes Chemical Corp.
7.000%, 07/15/2019 (i)	500,000	537,500
Tronox Worldwide LLC/Tronox Finance Corp.
9.500%, 12/01/2012 (i)	1,200,000	1,170,000
Total Chemical Manufacturing		1,707,500

Clothing and Clothing Accessories Stores - 0.8%
Claire's Stores, Inc.
9.625%, 06/01/2015	698,937	596,718
Computer and Electronic Product Manufacturing - 0.8%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	722,000	577,600
Electrical Equipment, Appliance, and Component Manufacturing - 0.0%
Spectrum Brands Holdings, Inc.
12.000%, 08/28/2019	352	384
Fabricated Metal Product Manufacturing - 0.0%
Aleris International, Inc.
10.000%, 12/15/2016 (g) (i)	1,000,000	8,750
Food Manufacturing - 0.5%
Merisant Term Loan B
3.743%, 01/11/2010 (d)	358,909	344,552
Food Services and Drinking Places - 0.1%
Lone Star Note
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $102,329) (c) (e) (g)	102,329	102,329
Merchant Wholesalers, Nondurable Goods - 1.2%
Momentive Performance Materials, Inc.
11.500%, 12/01/2016	1,000,000	882,500
Oil and Gas Extraction - 0.5%
Dune Energy, Inc.
10.500%, 06/01/2012	500,000	355,000
Paper Manufacturing - 0.7%
Jefferson Smurfit Corp. US
8.250%, 10/01/2012 (i)	600,000	469,500
Professional, Scientific, and Technical Services - 0.1%
Human Touch LLC/Interactive Health Finance Corp.
15.000%, 03/30/2014 (Acquired 09/30/2009 through 3/31/2010 , Cost $120,442) (c) (e) (g)	166,525	98,133
Rental and Leasing Services - 0.8%
Penhall International Corp.
12.000%, 08/01/2014 (Acquired 01/14/2010, Cost $628,114) (e)	800,000	560,000
Retail Trade - 3.8%
Brookstone Co, Inc.
12.000%, 10/15/2012	1,000,000	815,000
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013 (g)	1,000,000	390,000
Linens 'n Things, Inc.
6.719%, 01/15/2014 (h) (i)	796,122	51,748
Spectrum Brands Holdings, Inc.
8.000%, 06/16/2016 (d)	1,500,000	1,506,562
Total Retail Trade		2,763,310

Sporting Goods, Hobby, Book, and Music Stores - 0.4%
Blockbuster, Inc.
11.750%, 10/01/2014 (Acquired 02/17/2010, Cost $338,989) (e)	483,000	313,950
Telecommunications - 4.8%

Muzak LLC
15.000%, 07/31/2014	750,000	641,250
Primus Telecommunications Holdings
13.000%, 12/15/2016 (d)	1,500,000	1,500,000
Primus Telecommunications IHC, Inc.
14.250%, 05/20/2013	1,331,722	1,311,746
Total Telecommunications		3,452,996

Textile Mills - 0.5%
Unifi, Inc.
11.500%, 05/15/2014	376,000	386,340
Transportation Equipment Manufacturing - 3.4%
Greenbrier Cos., Inc.
8.375%, 05/15/2015	500,000	471,250
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014	1,000,000	935,000
Motors Liquidation Co.
7.200%, 01/15/2011 (i)	1,200,000	363,000
8.100%, 06/15/2024 (i)	500,000	147,500
Visteon Corp.
8.250%, 08/01/2010 (i)	100,000	109,000
7.000%, 03/10/2014 (i)	400,000	436,000
Total Transportation Equipment Manufacturing		2,461,750

Truck Transportation - 0.6%
Swift Term Loan
3.563%, 05/14/2014	490,696	453,280

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
iStar Financial, Inc.
5.800%, 03/15/2011	348,000	323,640
TOTAL CORPORATE BONDS (Cost $18,671,623)		$19,048,853

ESCROW NOTES - 1.4%
Lear Corp. (a) (c)	1,000,000	20,000
Six Flags Entertainment Corp. (i)	600,000	0
Spansion LLC (a) (c) (i)	1,000,000	1,032,990
TOTAL ESCROW NOTES (Cost $580,221)		$1,052,990

RIGHTS - 0.7%	Shares
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	9,000	1,179
Portola Packaging, Inc. (c) (g)	55,555	515,000
TOTAL RIGHTS (Cost $519,725)		$516,179

WARRANTS - 0.5%
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (a) (e) (g)	590,915	0
Charter Communications, Inc.
Expiration: November 2014, Exercise Price: $1.00 (a)	5,056	26,544
Cooper-Standard Holding, Inc.
Expiration: November 2017, Exercise Price: $1.00 (a)	2,200	34,375
Lear Corp.
Expiration: November 2014, Exercise Price: $10.56 (a)	3,920	297,293
TOTAL WARRANTS (Cost $28,092)		$358,212

PURCHASED OPTIONS - 1.8%	Contracts

Call Options - 0.3%
Assured Guaranty Ltd.
Expiration: January 2012, Exercise Price: $15.00	212	83,740
MBIA, Inc.
Expiration: August 2010, Exercise Price: $8.00	413	6,195
Expiration: January 2012, Exercise Price: $7.50	162	29,160
NRG Energy, Inc.
Expiration: September 2010, Exercise Price: $25.00	79	3,160
TIVO, Inc.
Expiration: January 2012, Exercise Price: $7.50	350	105,875
Total Call Options		228,130

Put Options - 1.5%
BP PLC
Expiration: July 2010, Exercise Price: $25.00	32	1,888
iShares Russell 2000 Index
Expiration: July 2010, Exercise Price: $45.00	12	1,044
Expiration: July 2010, Exercise Price: $47.00	75	11,325
Expiration: July 2010, Exercise Price: $60.00	125	20,250
Expiration: July 2010, Exercise Price: $62.00	137	34,524
Expiration: July 2010, Exercise Price: $65.00	125	56,750
Expiration: July 2010, Exercise Price: $72.00	25	4,700
Expiration: July 2010, Exercise Price: $74.00	25	7,250
Expiration: August 2010, Exercise Price: $49.00	100	33,000
Expiration: August 2010, Exercise Price: $67.00	250	160,000
Materials Select Sector SPDR
Expiration: July 2010, Exercise Price: $28.00	50	3,850
Expiration: August 2010, Exercise Price: $29.00	25	4,100
SPDR S&P 500 ETF Trust
Expiration: July 2010, Exercise Price: $102.00	50	12,000
Expiration: July 2010, Exercise Price: $105.00	75	28,575
Expiration: July 2010, Exercise Price: $106.00	25	10,750
Expiration: August 2010, Exercise Price: $105.00	1,238	698,232
Total Put Options		1,088,238

TOTAL PURCHASED OPTIONS (Cost $1,352,100)		$1,316,368

Total Investments (Cost $61,312,920) - 84.9%		61,620,933

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 19.4%
J.P. Morgan
0.020%, dated 6/30/2010, due 7/1/2010
repurchase price $14,074,183 (b)	$14,074,175	14,074,175
TOTAL REPURCHASE AGREEMENTS (Cost $14,074,175)		$14,074,175

Liabilities in Excess of Other Assets - (4.3)%		(3,148,020)
TOTAL NET ASSETS - 100.0%		$72,547,088

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
CAD Canadian Dollar
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes.
(c) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total
$2,600,250, which represents 3.6% of total net assets.
(d) Security valued utilizing a single broker source. The market value of these securities total $4,011,117, which represents 5.5% of total net assets.
(e) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2010, the market value of these securities total $ 4,950,160 which represents 6.8% of total net assets.
(f) Affiliated issuer. See Note 10 of the Notes to Financial Statements.
(g) Illiquid security identified by Investment Advisor. The market value of these securities total $5,404,812 which represents 7.5% of total net assets.
(h) Variable Rate Security. The rate shown represents the rate at December 31, 2009.
(i) Default or other conditions exist and security is not presently accruing income.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)

COMMON STOCKS	Shares	Value
American Axle & Manufacturing Holdings, Inc.	1,500	$10,995
Apache Corp.	3,749	315,627
Chico's FAS, Inc.	8,871	87,646
Ethan Allen Interiors, Inc.	11,644	162,900
Horizon Lines, Inc. - Class A	43,928	185,815
Pier 1 Imports, Inc.	20,458	131,136
Plum Creek Timber Co., Inc.	2,889	99,757
Redwood Trust, Inc.	3,832	56,101
RR Donnelley & Sons Co.	6,600	108,042
Schlumberger Ltd.	5,224	289,096
TBS International PLC	8,641	52,969
TOTAL COMMON STOCKS (Proceeds $1,864,774)		1,500,084

INVESTMENT COMPANIES
iShares Dow Jones U.S. Real Estate Fund	13,550	639,696
iShares Russell 2000 Index Fund	12,525	765,027
Powershares Global ETF Trust	14,034	243,490
Retail Holders Trust	636	54,645
SPDR S&P 500 EFT	4,840	499,585
TOTAL INVESTMENT COMPANIES (Proceeds $2,426,606)		2,202,443

	Principal
CORPORATE BONDS	Amount
Kaiser Aluminum & Chemical Corp.
12.750%, 02/01/2053	$1,157,000	116
The Neiman Marcus Group, Inc.
9.00%, 10/15/2015	460,968	462,120
US Concrete, Inc.
8.375%, 04/01/2014	500,000	260,000
TOTAL CORPORATE BONDS (Proceeds $741,939)		722,236
Total Securities Sold Short (Proceeds $5,033,319)		$4,424,763

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Options Written
June 30, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS
Cablevision Systems Corporation
Expiration: July 2010, Exercise Price: $27.50	6	$30
General Growth Properties, Inc.
Expiration: July 2010, Exercise Price: $12.50	77	8,855
Expiration: July 2010, Exercise Price: $15.00	478	4,780
iShares Russell 2000 Index
Expiration: July 2010, Exercise Price: $20.00	110	770
Expiration: July 2010, Exercise Price: $52.00	87	1,305
Expiration: July 2010, Exercise Price: $81.00	25	500
Expiration: July 2010, Exercise Price: $82.00	25	500
Expiration: August 2010, Exercise Price: $52.00	100	8,300
Market Vectors Gold Miners ETF
Expiration: July 2010, Exercise Price: $57.00	38	722
Motorola, Inc.
Expiration: July 2010, Exercise Price: $7.00	275	1,650
Primerica, Inc.
Expiration: July 2010, Exercise Price: $25.00	11	55
Expiration: July 2010, Exercise Price: $27.50	25	313
Materials Select Sector SPDR
Expiration: August 2010, Exercise Price: $33.00	25	450
SPDR S&P 500 ETF Trust
Expiration: July 2010, Exercise Price: $115.00	38	114
Tidewater, Inc.
Expiration: July 2010, Exercise Price: $45.00	25	125
Total Call Options		28,469

PUT OPTIONS
Cablevision Systems Corporation
Expiration: July 2010, Exercise Price: $22.50	40	1,400
CIT Group, Inc.
Expiration: July 2010, Exercise Price: $35.00	40	7,040
Clearwater Paper Corp.
Expiration: July 2010, Exercise Price: $55.00	14	3,430
Energy XXI Ltd.
Expiration: July 2010, Exercise Price: $15.00	106	4,240
Forestar Group, Inc.
Expiration: July 2010, Exercise Price: $17.50	100	4,500
iShares Russell 2000 Index
Expiration: July 2010, Exercise Price: $55.00	200	9,000
Expiration: July 2010, Exercise Price: $58.00	125	12,625
Expiration: July 2010, Exercise Price: $64.00	25	1,062
Expiration: August 2010, Exercise Price: $43.00	150	16,350
Expiration: August 2010, Exercise Price: $61.00	250	87,500
KKR Financial Holdings LLC
Expiration: July 2010, Exercise Price: $7.500	40	1,400
NRG Energy, Inc.
Expiration: September 2010, Exercise Price: $20.00	54	5,400
Expiration: September 2010, Exercise Price: $22.50	25	5,750
Materials Select Sector SPDR
Expiration: July 2010, Exercise Price: $26.00	25	750

SPDR S&P 500 ETF Trust
Expiration: July 2010, Exercise Price: $95.00	75	5,700
Expiration: August 2010, Exercise Price: $90.00	1,644	246,600
		412,747
Total Options Written (Premiums received $496,600)		$441,216

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$35,854,744	$349,473 (1)	$727,021	(2)	$36,931,238
Investment Companies		463,103	-	-		463,103
Exchange Traded Note		185,635	-	-		185,635
Convertible Preferred Stocks		79,515	234,220	-		313,735
Preferred Stocks		361,116	38,415	443,412		842,943
Convertible Bonds		-	591,677	-		591,677
Corporate Bonds		-	15,456,027	3,592,826		19,048,853
Escrow Notes		-	-	1,052,990		1,052,990
Rights		1,179	-	515,000		516,179
Warrants		358,212	-	-		358,212
Purchased Options		1,316,368	-	-		1,316,368
Repurchase Agreements		-	14,074,175	-		14,074,175
Total Long Investments in Securities		$38,619,872	$30,743,987	$6,331,249		$75,695,108

Securities Sold Short:
Common Stocks		(1,500,084)	-	-		(1,500,084)
Investment Companies		(2,202,443)	-	-		(2,202,443)
Corporate Bonds		-	(722,236)	-		(722,236)
Total Securities Sold Short		$(3,702,527)	$(722,236)	$-		$(4,424,763)

Written Options		$(441,216)	$-	$-		$(441,216)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Machinery Manufacturing	$24,832
	Mining (except Oil and Gas)	977
	Primary Metal Manufacturing	24,261
	Publishing Industries (except Internet)	280,118
	Software Publishers	19,285
		$349,473

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Coal Mining	$379,885
	Computer and Electronic Product Manufacturing	44,450
	Paper Manufacturing	302,686
		$727,021

There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$453,280
Transfers out of Level 2		(399,885)

Net transfers in and/or out of Level 2	$53,395
A transfer was made into Level 2 due to a security being priced with observable market data. Transfers were made out of
Level 2 due to a lack of observable market data.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09	$4,343,007	$-	$-
Accrued discounts/premiums	(34,660)	-	-
Realized gain (loss)	(178,800)	-	-
Change in unrealized appreciation	409,066	-	-
Purchases	3,714,705	-	-
Sales	(1,868,530)	-	-
Transfer in and/or out of Level 3	(53,539)	-	-
Balance as of 6/30/10	$6,331,249	$-	$-

Change in unrealized appreciation/depreciation during the period for level 3 investments held at June 30, 2010	$241,233	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
June 30, 2010 (Unaudited)

	Amount	Value
COMMON STOCKS - 71.8%
Administrative and Support Services - 1.6%
Equifax, Inc.	1,376	$38,611
The GEO Group, Inc. (a)	3,617	75,053
Lender Processing Services, Inc.	36,463	1,141,656
Total Administrative and Support Services		1,255,320

Air Transportation - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	13,190	626,525
Ambulatory Health Care Services - 0.7%
Omnicare, Inc.	17,810	422,097
Quest Diagnostics, Inc.	2,995	149,061
Total Ambulatory Health Care Services		571,158

Apparel Manufacturing - 0.8%
Carter's, Inc. (a)	23,200	609,000
Beverage and Tobacco Product Manufacturing - 1.3%
Dr Pepper Snapple Group, Inc.	19,700	736,583
Philip Morris International, Inc.	5,236	240,018
Total Beverage and Tobacco Product Manufacturing		976,601

Building Material and Garden Equipment and Supplies Dealers - 0.8%
Home Depot, Inc.	12,300	345,261
Lowe's Cos., Inc.	11,700	238,914
Total Building Material and Garden Equipment and Supplies Dealers		584,175

Chemical Manufacturing - 5.5%
Amgen, Inc. (a)	14,337	754,126
Bristol-Myers Squibb Co.	42,417	1,057,880
Gilead Sciences, Inc. (a)	12,623	432,716
Merck & Co., Inc.	15,076	527,208
Migao Corp. (a)	50,000	278,991
Monsanto Co.	2,153	99,512
Myriad Genetics, Inc. (a)	36,608	547,290
Pfizer, Inc.	40,108	571,940
Total Chemical Manufacturing		4,269,663

Clothing and Clothing Accessories Stores - 0.2%
Chico's FAS, Inc.	13,720	135,554
Computer and Electronic Product Manufacturing - 10.4%
Activision Blizzard, Inc.	15,277	160,256
Arris Group, Inc. (a)	61,780	629,538
Cardtronics, Inc. (a)	53,110	688,306
Cisco Systems, Inc. (a)	18,000	383,580
Comverse Technology, Inc. (a)	51,030	398,034
Dell, Inc. (a)	42,500	512,550
Formfactor, Inc. (a)	41,100	443,880
Hologic, Inc. (a)	103,330	1,439,386
Intel Corp.	33,300	647,685
International Rectifier Corp. (a)	24,110	448,687
NCR Corp. (a)	20,200	244,824

Nokia OYJ SpA - ADR	48,500	395,275
Plantronics, Inc.	15,350	439,010
Research In Motion Ltd. (a)	2,784	137,140
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	42,800	417,728
Varian Medical Systems, Inc. (a)	9,210	481,499
Xerox Corp.	19,064	153,274
Total Computer and Electronic Product Manufacturing		8,020,652

Credit Intermediation and Related Activities - 3.0%
Discover Financial Services	19,000	265,620
Global Cash Access Holdings, Inc. (a)	77,720	560,361
Heartland Payment Systems, Inc.	16,450	244,118
SLM Corp. (a)	6,340	65,873
Synovus Financial Corp.	144,200	366,268
Wells Fargo & Co.	10,000	256,000
The Western Union Co.	35,391	527,680
Total Credit Intermediation and Related Activities		2,285,920

Data Processing, Hosting and Related Services - 1.1%
DST Systems, Inc.	6,187	223,598
Fiserv, Inc. (a)	13,719	626,410
Total Data Processing, Hosting and Related Services		850,008

Educational Services - 0.2%
Apollo Group, Inc. - Class A (a)	3,580	152,043
Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
Catch The Wind Ltd. (a) (c)	148,000	209,929
Corning, Inc.	6,851	110,644
Helix Wind Corp Units (a) (c)	301,628	3,348
Prysmian SpA	29,000	420,857
Total Electrical Equipment, Appliance, and Component Manufacturing		744,778

Food and Beverage Stores - 1.1%
Casey's General Stores, Inc.	23,300	813,170
Food Manufacturing - 0.0%
Dean Foods Co. (a)	2,853	28,730
Forestry and Logging - 0.8%
Shanghai Songrui Forestry Products, Inc. (a) (c) (d)	660,000	619,980
General Merchandise Stores - 0.5%
Wal-Mart Stores, Inc.	7,600	365,332
Health and Personal Care Stores - 1.7%
CVS Caremark Corp.	38,254	1,121,607
McKesson Corp.	2,432	163,333
Total Health and Personal Care Stores		1,284,940

Insurance Carriers and Related Activities - 1.1%
UnitedHealth Group, Inc.	19,335	549,114
WellPoint, Inc. (a)	6,285	307,525
Total Insurance Carriers and Related Activities		856,639

Machinery Manufacturing - 2.9%
Applied Materials, Inc.	41,200	495,224
Barnes Group, Inc.	33,100	542,509
China Wind Systems, Inc. (a)	28,667	129,002
General Electric Co.	26,200	377,804
Novellus Systems, Inc. (a)	17,300	438,728
Tennant Co.	6,500	219,830
Total Machinery Manufacturing		2,203,097

Merchant Wholesalers, Durable Goods - 1.2%
Covidien PLC	23,235	933,582
Mining (except Oil and Gas) - 4.9%
Avion Gold Corp. (a)	640,000	297,591
Barrick Gold Corp.	15,000	681,150
Dynasty Metals & Mining, Inc. (a)	10,000	34,756
Geologix Explorations, Inc.	1,385,500	325,373
Goldcorp, Inc.	28,700	1,258,495
Neo Material Technologies, Inc. (a)	50,000	168,146
Newmont Mining Corp.	2,500	154,350
Pacific Rubiales Energy Corp. (a)	16,000	358,612
Petro Vista Energy Corp. (a)	425,000	75,854
Phoscan Chemical Corp. (a)	500,000	190,221
Sulliden Gold Corp Ltd. (a)	325,000	177,070
Tournigan Energy Ltd. (a)	955,000	98,842
Total Mining (except Oil and Gas)		3,820,460

Miscellaneous Manufacturing - 2.6%
Align Technology, Inc. (a)	11,110	165,206
Baxter International, Inc.	19,271	783,173
Beckman Coulter, Inc.	763	46,001
Boston Scientific Corp. (a)	25,697	149,043
Kinetic Concepts, Inc. (a)	8,295	302,850
Thermo Fisher Scientific, Inc. (a)	12,117	594,339
Total Miscellaneous Manufacturing		2,040,612

Nonstore Retailers - 1.4%
Copart, Inc. (a)	11,490	411,457
World Fuel Services Corp.	26,960	699,342
Total Nonstore Retailers		1,110,799

Oil and Gas Extraction - 1.2%
Anadarko Pete Corp.	10,178	367,324
Bankers Petroleum Ltd. (a)	24,000	158,264
Strategic Oil & Gas Ltd. (a)	400,000	364,473
Total Oil and Gas Extraction		890,061

Other Information Services - 0.6%
Google, Inc. - Class A (a)	1,100	489,445
Paper Manufacturing - 1.8%
Sealed Air Corp.	36,500	719,780
Temple-Inland, Inc.	31,800	657,306
Total Paper Manufacturing		1,377,086

Petroleum and Coal Products Manufacturing - 1.7%
BP PLC - ADR	700	20,216
ConocoPhillips	9,217	452,462
Exxon Mobil Corp.	14,497	827,344
Total Petroleum and Coal Products Manufacturing		1,300,022

Pipeline Transportation - 0.5%
The Williams Cos., Inc.	22,500	411,300
Plastics and Rubber Products Manufacturing - 0.8%
Amerityre Corp. (a)	205,587	88,402
Pactiv Corp. (a)	17,700	492,945
Total Plastics and Rubber Products Manufacturing		581,347

Primary Metal Manufacturing - 0.7%
Gibraltar Industries, Inc. (a)	11,800	119,180
Quanex Building Products Corp.	22,500	389,025
Total Primary Metal Manufacturing		508,205

Professional, Scientific, and Technical Services - 3.4%
Alliance Data Systems Corp. (a)	5,990	356,525
Cephalon, Inc. (a)	2,615	148,401
Exact Sciences Corp. (a)	7,200	31,680
The Interpublic Group of Cos., Inc. (a)	39,000	278,070
Mastercard, Inc. - Class A	271	54,073
Omnicom Group, Inc.	16,100	552,230
SAVVIS, Inc. (a)	41,000	604,750
Sonus Networks, Inc. (a)	111,290	301,596
Sourcefire, Inc. (a)	11,940	226,860
VeriSign, Inc. (a)	3,731	99,058
Total Professional, Scientific, and Technical Services		2,653,243

Publishing Industries (except Internet) - 6.3%
Adobe Systems, Inc. (a)	17,800	470,454
Brocade Communications Systems, Inc. (a)	177,080	913,733
Fortinet, Inc. (a)	34,500	567,180
McAfee, Inc. (a)	11,959	367,380
Microsoft Corp.	12,800	294,528
News Corp.	33,200	397,072
RightNow Technologies, Inc. (a)	40,180	630,424
Rovi Corp. (a)	13,370	506,857
Symantec Corp. (a)	11,228	155,845
Synopsys, Inc. (a)	28,014	584,652
Total Publishing Industries (except Internet)		4,888,125

Rail Transportation - 0.4%
RailAmerica, Inc. (a)	34,000	337,280
Rental and Leasing Services - 0.8%
GATX Corp.	22,600	602,968
Specialty Trade Contractors - 0.5%
Pike Electric Corp. (a)	12,500	117,750
Quanta Services, Inc. (a)	14,000	289,100
Total Specialty Trade Contractors		406,850

Support Activities for Mining - 0.9%
Helix Energy Solutions Group, Inc. (a)	29,280	315,345
Transocean Ltd. (a)	7,845	363,459
Total Support Activities for Mining		678,804

Support Activities for Transportation - 0.6%
HUB Group, Inc. - Class A (a)	15,700	471,157
Telecommunications - 1.0%
AT&T, Inc.	16,260	393,329
Verizon Communications, Inc.	14,298	400,630
Total Telecommunications		793,959

Transportation Equipment Manufacturing - 2.0%
Aerovironment, Inc. (a)	8,850	192,311
Lear Corp. (a)	11,102	734,952
Textron, Inc.	34,600	587,162
Total Transportation Equipment Manufacturing		1,514,425

Truck Transportation - 1.1%
JB Hunt Transport Services, Inc.	5,200	169,884
Knight Transportation, Inc.	16,700	338,008
Landstar Systems, Inc.	8,400	327,516
Total Truck Transportation		835,408

Utilities - 0.0%
McKenzie Bay International Ltd. (a)	1,190,000	38,080
Waste Management and Remediation Services - 0.9%
Covanta Holding Corp. (a)	29,500	489,405
EnergySolutions, Inc.	47,510	241,826
Total Waste Management and Remediation Services		731,231

Water Transportation - 1.0%
Kirby Corp. (a)	20,400	780,300
TOTAL COMMON STOCKS (Cost $60,417,981)		$55,448,034

	Contracts
PURCHASED OPTIONS - 1.3%
Call Options - 0.3%
Alcoa, Inc.
Expiration: July 2010, Exercise Price: $12.00	320	1,920
Anadarko Petroleum Corp.
Expiration: August 2010, Exercise Price: $55.00	100	4,700
Expiration: November 2010, Exercise Price: $50.00	50	12,800
Archer-Daniels-Midland Co.
Expiration: August 2010, Exercise Price: $28.00	57	2,280
Expiration: August 2010, Exercise Price: $29.00	38	855
Chesapeake Energy Corp.
Expiration: October 2010, Exercise Price: $25.00	100	5,600
Computer Sciences Corp.
Expiration: July 2010, Exercise Price: $50.00	55	550
Expiration: July 2010, Exercise Price: $52.50	50	250
Con-way, Inc.
Expiration: September 2010, Exercise Price: $32.50	100	14,400
Duke Energy Corp.
Expiration: October 2010, Exercise Price: $16.00	50	3,000
EMC Corp.
Expiration: July 2010, Exercise Price: $19.00	380	8,740
Energizer Holdings, Inc.
Expiration: July 2010, Exercise Price: $60.00	48	240
Expedia, Inc.
Expiration: July 2010, Exercise Price: $22.50	210	1,050
Expiration: August 2010, Exercise Price: $22.50	200	4,500
GameStop Corp.
Expiration: July 2010, Exercise Price: $22.00	141	705
Expiration: August 2010, Exercise Price: $20.00	142	11,928
General Electric Co.
Expiration: July 2010, Exercise Price: $16.00	510	4,080
Landstar Systems, Inc.
Expiration: July 2010, Exercise Price: $45.00	100	500
Lockheed Martin Corp.
Expiration: July 2010, Exercise Price: $80.00	25	500
Expiration: August 2010, Exercise Price: $85.00	25	750
Microsoft Corp.
Expiration: October 2010, Exercise Price: $25.00	125	10,750
Expiration: October 2010, Exercise Price: $27.00	125	4,750
Molson Coors Brewing Co.

Expiration: August 2010, Exercise Price: $45.00	151	13,590
Northrop Grumman Corp.
Expiration: July 2010, Exercise Price: $60.00	25	375
Expiration: July 2010, Exercise Price: $65.00	25	62
Pitney Bowes, Inc.
Expiration: October 2010, Exercise Price: $25.00	225	7,313
Plains Exploration & Production Co.
Expiration: August 2010, Exercise Price: $24.00	125	6,250
SPDR Gold Trust
Expiration: July 2010, Exercise Price: $117.00	250	128,750
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: July 2010, Exercise Price: $10.00	685	6,850
Teck Resources Ltd.
Expiration: August 2010, Exercise Price: $32.00	42	7,854
Vale SA
Expiration: July 2010, Exercise Price: $29.00	91	455
The Western Union Co.
Expiration: August 2010, Exercise Price: $17.50	196	2,940
Xerox Corp.
Expiration: July 2010, Exercise Price: $10.00	200	400
Total Call Options		269,687

Put Options - 1.0%
Barrick Gold Corp.
Expiration: July 2010, Exercise Price: $42.00	100	3,900
Expiration: July 2010, Exercise Price: $37.00	100	1,000
BP PLC
Expiration: January 2011, Exercise Price: $40.00	10	13,250
Duke Energy Corp.
Expiration: October 2010, Exercise Price: $16.00	50	4,000
eBay, Inc.
Expiration: October 2010, Exercise Price: $20.00	125	23,250
Freeport-McMoran Copper & Gold, Inc.
Expiration: July 2010, Exercise Price: $60.00	51	17,595
GameStop Corp.
Expiration: October 2010, Exercise Price: $21.00	125	39,375
Goldcorp, Inc.
Expiration: July 2010, Exercise Price: $42.00	200	14,600
iShares MSCI Brazil Index
Expiration: July 2010, Exercise Price: $60.00	34	5,508
Expiration: July 2010, Exercise Price: $61.00	200	38,000
Lowes Co.
Expiration: August 2010, Exercise Price: $21.00	125	18,125
Materials Select Sector SPDR
Expiration: July 2010, Exercise Price: $30.00	225	35,550
Expiration: July 2010, Exercise Price: $29.00	225	33,975
SPDR S&P 500 ETF
Expiration: August 2010, Exercise Price: $108.00	670	485,750
Textron, Inc.
Expiration: August 2010, Exercise Price: $19.00	125	33,125
Total Put Options		767,003

TOTAL PURCHASED OPTIONS (Cost $992,991)		$1,036,690

Total Investments (Cost $61,410,972) - 73.1%		$56,484,724

	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 26.2%
J.P. Morgan
0.020%, dated 6/30/2010, due 7/1/2010
repurchase price $20,240,310 (b)	$20,240,299	20,240,299
TOTAL REPURCHASE AGREEMENTS (Cost $20,240,299)		$20,240,299

Other Assets in Excess of Liabilities - 0.7%		511,902
TOTAL NET ASSETS - 100.0%		$77,236,925

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes.
(c) Illiquid securities identified by Investment Advisor. The market value of these securities total $833,257 which represents 1.1% of total net assets.
(d) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $619,980, which represents 0.8% of total net assets

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)

COMMON STOCKS	Shares	Value
A123 Systems, Inc.	7,670	$72,328
Abaxis, Inc.	9,220	197,584
Alcoa, Inc.	31,800	319,908
AMAG Pharmaceuticals, Inc.	5,520	189,612
Applied Materials, Inc.	10,000	120,200
Archer Daniels Midland Co.	9,500	245,290
Arvinmeritor, Inc.	18,160	237,896
Autodesk, Inc.	1,035	25,212
BioCryst Pharmaceuticals, Inc.	21,830	129,015
Bob Evans Farms, Inc.	5,553	136,715
California Pizza Kitchen, Inc.	4,252	64,418
Cameco Corp.	10,000	212,800
CarMax, Inc.	2,787	55,461
Caterpillar, Inc.	3,090	185,616
Cerner Corp.	505	38,324
Cherokee, Inc.	4,940	84,474
Cintas Corp.	2,300	55,131
Cliffs Natural Resources	5,000	235,800
Computer Sciences Corp.	10,500	475,125
Constant Contact, Inc.	7,300	155,709
Digital Realty Trust, Inc.	1,520	87,674
DineEquity, Inc.	439	12,257
DragonWave, Inc.	26,500	158,735
Energizer Holdings, Inc.	4,800	241,344
Ethan Allen Interiors, Inc.	2,936	41,075
Expedia, Inc.	20,000	375,600
Fastenal Co.	3,550	178,174
Foot Locker, Inc.	5,547	70,003
Freeport-McMoRan Copper & Gold, Inc.	4,000	236,521
GameStop Corp.	14,200	266,818
Hansen Natural Corp.	1,080	42,239
Haverty Furniture Cos., Inc.	4,662	57,296
Hawkins, Inc.	7,750	186,620
Hertz Global Holdings, Inc.	3,566	33,734
Intuitive Surgical, Inc.	153	48,290
Isle of Capri Casinos, Inc.	3,736	34,595
Itron, Inc.	3,410	210,806
JOS A Bank Clothiers, Inc.	1,999	107,926
Korn/Ferry International	9,300	129,270
Lockheed Martin Corp.	5,000	372,500
M&T Bank Corp.	2,500	212,375
Marriott International, Inc.	1	27
McAfee, Inc.	3,380	103,834
Micron Technology, Inc.	15,300	129,897
Minara Resources Ltd.	50,000	27,778
Molson Coors Brewing Co. - Class B	15,100	639,636
Neogen Corp.	5,016	130,667
Northrop Grumman Corp.	5,000	272,200
NutriSystems, Inc	5,000	114,700
Omnivision Technologies, Inc.	7,930	170,019
Onyx Pharmaceuticals, Inc.	6,170	133,210

Open Text Corp.	9,220	346,119
Panera Bread Co. - Class A	2,190	164,885
Peet's Coffee & Tea, Inc.	5,104	200,434
Penske Automotive Group, Inc.	5,038	57,232
Pitney Bowes, Inc.	22,500	494,100
Protective Life Corp.	12,000	256,680
Quiksilver, Inc.	12,000	44,400
Red Hat, Inc.	5,000	144,700
Robert Half International, Inc.	3,794	89,349
Stratasys, Inc.	6,770	166,271
SunPower Corp. - Class A	7,330	88,693
True Religion Apparel, Inc.	5,170	114,102
Vale SA - ADR	3,400	82,790
VistaPrint NV	2,870	136,296
VMware, Inc. - Class A	6,300	394,317
Wells Fargo & Co.	6,390	163,584
Whirlpool Corp.	1,000	87,820
Winnebago Industries, Inc.	12,570	124,946
Zoll Medical Corp.	7,120	192,952
TOTAL COMMON STOCKS (Proceeds $12,333,933)		11,412,108

INVESTMENT COMPANIES
iShares Barclays 20+ Year Treasury Bond	4,500	457,875
iShares Dow Jones U.S. Real Estate	2,365	111,652
iShares MSCI Emerging Markets Index	8,160	304,531
iShares Russell 2000 Index Fund	106,032	6,476,434
iShares FTSE/Xinhua China 25 Index Fund	10,980	429,647
PowerShares QQQ	34,200	1,460,682
Semiconductor HOLDRs	11,410	295,748
SPDR Gold Shares	14,600	1,776,528
SPDR S&P Retail	21,013	748,063
SPDR S&P Homebuilders	14,460	206,778
TOTAL INVESTMENT COMPANIES (Proceeds $13,598,678)		12,267,938
Total Securities Sold Short (Proceeds $25,932,611)		$23,680,046

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
June 30, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS
Anadarko Petroleum Corp.
Expiration: November 2010, Exercise Price: $60.00	50	$4,900
Discover Financial Services
Expiration: August 2010, Exercise Price: $15.00	190	9,500
Plains Exploration & Production Co.
Expiration: August 2010, Exercise Price: $35.00	126	315
Teck Resources Ltd.
Expiration: August 2010, Exercise Price: $38.00	85	3,145
		17,860
PUT OPTIONS
Adobe Systems, Inc.
Expiration: July 2010, Exercise Price: $29.00	267	70,755
Cisco Systems, Inc.
Expiration: July 2010, Exercise Price: $20.00	144	3,456
eBay, Inc.
Expiration: October 2010, Exercise Price: $15.00	125	4,625
GameStop Corp.
Expiration: October 2010, Exercise Price: $17.00	125	15,125
General Electric Co.
Expiration: July 2010, Exercise Price: $14.00	510	18,360
iShares MSCI Brazil Index
Expiration: July 2010, Exercise Price: $54.00	34	1,122
Lowes Co.
Expiration: August 2010, Exercise Price: $19.00	125	7,250
Materials Selector Sector SPDR
Expiration: July 2010, Exercise Price: $27.00	225	7,650
Industrial Select Sector SPDR
Expiration: July 2010, Exercise Price: $26.00	225	8,550
SPDR S&P 500 ETF
Expiration: August 2010, Exercise Price: $101.00	670	263,980
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: August 2010, Exercise Price: $10.00	285	22,800
Textron, Inc.
Expiration: August 2010, Exercise Price: $17.00	125	16,875
Wells Fargo & Company
Expiration: July 2010, Exercise Price: $24.00	179	7,339
		447,887
Total Options Written (Premiums received $276,923)		$465,747

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$54,502,681	$325,373	$619,980	(1)	$55,448,034
Purchased Options		1,036,690	-	-		1,036,690
Repurchase Agreements		-	20,240,299	-		20,240,299
Total Investment in Securities		$55,539,371	$20,565,672	$619,980		$76,725,023

Securities Sold Short:
Common Stocks		$(11,412,108)	$-	$-		$(11,412,108)
Investment Companies		(12,267,938)	-	-		(12,267,938)
Total Securities Sold Short		$(23,680,046)	$-	$-		$(23,680,046)

Written Options		$(465,747)	$-	$-		$(465,747)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Forestry and Logging	$619,980

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09		$631,066	-	-
Accrued discounts/premiums		-	-	-
Realized gain (loss)		-	-	-
Change in unrealized (depreciation)		(11,086)	-	-
Purchases		-	-	-
Sales		-	-	-
Transfer in and/or out of Level 3		-	-	-
Balance as of 6/30/10		$619,980	$-	$-

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at June 30, 2010		$(11,086)	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Market Neutral Equity
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.7%
Administrative and Support Services - 1.0%
Barrett Business Services, Inc.	6,942	$86,081
Equifax, Inc.	4,950	138,897
The GEO Group, Inc. (a)	4,992	103,584
Intersections, Inc. (a)	6,678	27,714
Lender Processing Services, Inc.	2,900	90,799
Liquidity Services, Inc. (a)	4,568	59,201
Rollins, Inc.	6,000	124,140
Total Administrative and Support Services		630,416

Air Transportation - 0.4%
Bristow Group, Inc. (a)	255	7,497
Cathay Pacific Airways Ltd.	54,000	107,488
Continental Airlines, Inc. - Class B (a)	6,200	136,400
Total Air Transportation		251,385

Ambulatory Health Care Services - 0.3%
Amsurg Corp. (a)	4,762	84,859
US Physical Therapy, Inc. (a)	6,413	108,251
Total Ambulatory Health Care Services		193,110

Apparel Manufacturing - 0.3%
Jones Apparel Group, Inc.	5,330	84,480
Maidenform Brands, Inc. (a)	5,046	102,737
Total Apparel Manufacturing		187,217

Automobiles & Components - 0.3%
Fuji Heavy Industries Ltd. (a)	21,000	114,008
Sumitomo Electric Industries Ltd.	8,900	105,393
Total Automobiles & Components		219,401

Beverage and Tobacco Product Manufacturing - 0.6%
Coca-Cola Enterprises, Inc.	4,900	126,714
Cott Corp. (a)	18,000	104,760
PepsiCo, Inc.	2,900	176,755
Total Beverage and Tobacco Product Manufacturing		408,229

Broadcasting (except Internet) - 0.3%
Grupo Televisa SA - ADR	12,760	222,152
Building Material and Garden Equipment and Supplies Dealers - 0.0%
Interline Brands, Inc. (a)	1,114	19,261
Chemical Manufacturing - 6.2%
Alberto-Culver Co.	4,240	114,862
Arch Chemicals, Inc.	1,154	35,474
BASF SE	2,700	148,940
Colgate-Palmolive Co.	2,730	215,015
Daicel Chemical Industries Ltd.	22,000	150,291
Dendreon Corp. (a)	4,150	134,170
Eastman Chemical Co.	1,290	68,834
Eastman Kodak Co. (a)	5,342	23,184

Elan Corp. PLC - ADR (a)	26,000	117,000
GlaxoSmithKline PLC - ADR	3,700	125,837
H.B. Fuller Co.	1,789	33,973
Hospira, Inc. (a)	1,900	109,155
IDEXX Laboratories, Inc. (a)	2,100	127,890
International Flavors & Fragrances, Inc.	2,900	123,018
Johnson & Johnson	3,600	212,616
Koninklijke DSM NV	2,900	116,495
Kuraray Co. Ltd.	12,000	142,781
Life Technologies Corp. (a)	6,090	287,753
Lubrizol Corp.	1,400	112,434
Merck & Co., Inc.	4,900	171,353
Mitsubishi Chemical Holdings Corp.	15,445	71,447
Mitsui Chemicals, Inc.	42,000	119,233
Nutraceutical International Corp. (a)	1,396	21,303
OM Group, Inc. (a)	3,059	72,988
PPG Industries, Inc.	2,250	135,923
Quidel Corp. (a)	2,489	31,585
Rogers Corp. (a)	1,811	50,291
Sensient Technologies Corp.	1,235	32,023
Tetra Technologies, Inc. (a)	10,703	97,183
Teva Pharmaceutical Industries Ltd. - ADR	5,390	280,226
Tosoh Corp.	59,000	154,815
Tupperware Brands Corp.	1,990	79,302
Valeant Pharmaceuticals International (a)	3,700	193,473
WD-40 Co.	1,446	48,296
West Pharmaceutical Services, Inc.	2,568	93,706
Westlake Chemical Corp.	1,737	32,256
Total Chemical Manufacturing		4,085,125

Clothing and Clothing Accessories Stores - 1.3%
Aeropostale, Inc. (a)	4,600	131,744
Benetton Group SpA	17,600	118,372
Collective Brands, Inc. (a)	502	7,932
The Finish Line, Inc. - Class A	1,021	14,223
The Gap, Inc.	5,250	102,165
Limited Brands, Inc.	5,000	110,350
The Men's Wearhouse, Inc.	973	17,864
Ross Stores, Inc.	2,960	157,738
Stage Stores, Inc.	490	5,233
TJX Cos., Inc.	4,020	168,639
Total Clothing and Clothing Accessories Stores		834,260

Commercial Services & Supplies - 0.3%
G4S PLC	40,300	160,947
Computer and Electronic Product Manufacturing - 6.4%
Advanced Energy Industries, Inc. (a)	1,235	15,178
Altera Corp.	11,990	297,472
ATMI, Inc. (a)	1,859	27,216
AXT, Inc. (a)	3,370	15,199
Bel Fuse, Inc. - Class B	1,454	24,006
Benchmark Electronics, Inc. (a)	1,153	18,275
Brush Engineered Materials, Inc. (a)	836	16,703
Cabot Microelectronics Corp. (a)	483	16,707
Checkpoint Systems, Inc. (a)	791	13,732
Cirrus Logic, Inc. (a)	1,821	28,790
Cisco Systems, Inc. (a)	5,710	121,680
Cognex Corp.	3,992	70,179

Cree, Inc. (a)	2,200	132,066
CTS Corp.	2,760	25,502
DDi Corp. (a)	7,387	55,624
Digi International, Inc. (a)	9,592	79,326
Dolby Laboratories, Inc. - Class A (a)	2,700	169,263
DSP Group, Inc. (a)	3,675	23,483
EMC Corp./Massachusetts (a)	8,230	150,609
Emulex Corp. (a)	10,969	100,695
Fairchild Semiconductor International, Inc. (a)	1,925	16,189
Fossil, Inc. (a)	6,750	234,225
Globecomm Systems, Inc. (a)	8,756	72,237
GSI Technology, Inc. (a)	12,165	69,584
Harvard Bioscience, Inc. (a)	28,296	100,734
Hewlett-Packard Co.	3,520	152,346
Integrated Device Technology, Inc. (a)	10,702	52,975
Intel Corp.	6,810	132,454
International Business Machines Corp.	980	121,010
Jabil Circuit, Inc.	5,620	74,746
Kopin Corp. (a)	27,986	94,873
LaBarge, Inc. (a)	4,111	46,906
Lattice Semiconductor Corp. (a)	11,639	50,513
LDK Solar Co., Ltd. - ADR (a)	11,700	60,489
Micrel, Inc.	10,099	102,808
Molex, Inc.	4,510	82,262
NetApp, Inc. (a)	4,840	180,580
Netgear, Inc. (a)	340	6,066
Nokia OYJ SpA - ADR	6,200	50,530
NVIDIA Corp. (a)	8,700	88,827
Park Electrochemical Corp.	920	22,457
Pericom Semiconductor Corp. (a)	5,268	50,573
PLX Technology, Inc. (a)	6,197	25,965
Raytheon Co.	3,000	145,170
Research In Motion Ltd. (a)	500	24,630
RF Micro Devices, Inc. (a)	3,955	15,464
SanDisk Corp. (a)	1,370	57,636
Seagate Technology (a)	7,300	95,192
Spectranetics Corp. (a)	1,142	5,916
Standard Microsystems Corp. (a)	1,670	38,878
STMicroelectronics NV - ADR	3,300	26,103
TriQuint Semiconductor, Inc. (a)	4,132	25,247
Tyco International Ltd.	3,410	120,134
UTStarcom, Inc. (a)	34,882	64,183
Volterra Semiconductor Corp. (a)	601	13,859
Western Digital Corp. (a)	3,650	110,084
Xilinx, Inc.	5,300	133,878
Zebra Technologies Corp. - Class A (a)	1,872	47,493
Total Computer and Electronic Product Manufacturing		4,214,921

Construction of Buildings - 0.1%
Lennar Corp. - Class A	3,680	51,189
Standard Pacific Corp. (a)	7,817	26,030
Total Construction of Buildings		77,219

Consumer Durables & Apparel - 0.2%
LVMH Moet Hennessy Louis Vuitton SA	1,000	109,825
Weyco Group, Inc.	1,226	27,928
Total Consumer Durables & Apparel		137,753

Couriers and Messengers - 0.2%
United Parcel Service, Inc. - Class B	2,060	117,193
Credit Intermediation and Related Activities - 1.8%
Advance America, Cash Advance Centers, Inc.	6,447	26,626
Alliance Financial Corp.	440	12,232
Bank of Hawaii Corp.	2,500	120,875
Bank of Ireland - ADR	14,800	48,692
BCO Espirito Santo SA	15,200	60,409
Beacon Federal Bancorp, Inc.	9,559	85,123
Cash America International, Inc.	300	10,281
Community Bank System, Inc.	1,270	27,978
Global Cash Access Holdings, Inc. (a)	6,017	43,383
Global Payments, Inc.	3,100	113,274
International Bancshares Corp.	324	5,408
KKR Financial Holdings LLC	825	6,154
Meridian Interstate Bancorp, Inc. (a)	2,156	23,500
National Bank of Greece SA - ADR (a)	28,700	62,279
NBT Bancorp, Inc.	4,560	93,115
Net 1 UEPS Technologies, Inc. (a)	5,397	72,374
NewAlliance Bancshares, Inc.	9,120	102,235
Northfield Bancorp, Inc.	7,273	94,404
Oritani Financial Corp.	10,976	109,755
Penns Woods Bancorp, Inc.	989	30,085
QC Holdings, Inc.	1,760	6,477
S & T Bancorp, Inc.	837	16,539
Wintrust Financial Corp.	1,025	34,174
Total Credit Intermediation and Related Activities		1,205,372

Data Processing, Hosting and Related Services - 0.5%
ExlService Holdings, Inc. (a)	1,889	32,434
Fiserv, Inc. (a)	2,900	132,414
Red Hat, Inc. (a)	5,750	166,405
Total Data Processing, Hosting and Related Services		331,253

Educational Services - 0.5%
Career Education Corp. (a)	4,200	96,684
Learning Tree International, Inc. (a)	2,249	24,402
Lincoln Educational Services Corp. (a)	8,236	169,579
Strayer Education, Inc.	200	41,578
Total Educational Services		332,243

Electrical Equipment, Appliance, and Component Manufacturing - 1.3%
Advanced Battery Technologies, Inc. (a)	16,419	53,854
Altra Holdings, Inc. (a)	902	11,744
AO Smith Corp.	3,143	151,461
Chase Corp.	4,362	49,858
Emerson Electric Co.	3,870	169,080
EnerSys (a)	4,244	90,694
Exide Technologies (a)	3,240	16,848
Helen of Troy Ltd. (a)	925	20,406
Hitachi Ltd. (a)	38,000	139,252
Littelfuse, Inc. (a)	148	4,678
Philips Electronics N.V.	2,400	72,550
Vicor Corp. (a)	828	10,342
Whirlpool Corp.	540	47,423
Total Electrical Equipment, Appliance, and Component Manufacturing		838,190

Electronics and Appliance Stores - 0.5%

Best Buy Co., Inc.	2,850	96,501
PC Connection, Inc. (a)	3,240	19,634
Reading International, Inc. (a)	14,923	59,244
Yamada Denki Co. Ltd.	2,420	159,573
Total Electronics and Appliance Stores		334,952

Energy & Related Services - 0.3%
JA Solar Holdings Co. Ltd. - ADR (a)	10,200	47,430
Kinden Corp.	18,000	154,114
Total Energy & Related Services		201,544

Fabricated Metal Product Manufacturing - 0.4%
Drew Industries, Inc. (a)	3,814	77,043
Ducommun, Inc.	4,244	72,572
Griffon Corp. (a)	3,129	34,607
Hawk Corp. (a)	881	22,421
Universal Stainless & Alloy (a)	2,565	41,014
Watts Water Technologies, Inc. - Class A	998	28,603
Total Fabricated Metal Product Manufacturing		276,260

Food and Beverage Stores - 0.2%
The Kroger Co.	4,170	82,107
Ruddick Corp.	1,561	48,376
Total Food and Beverage Stores		130,483

Food Manufacturing - 1.7%
ConAgra Foods, Inc.	5,100	118,932
Corn Products International, Inc.	4,620	139,986
Darling International, Inc. (a)	13,382	100,499
The Hain Celestial Group, Inc. (a)	4,770	96,211
HJ Heinz Co.	7,060	305,133
The JM Smucker Co.	2,100	126,462
Kraft Foods, Inc.	6,200	173,600
Penford Corp. (a)	4,887	31,668
Unilever PLC - ADR	2,000	53,460
Total Food Manufacturing		1,145,951

Food Services and Drinking Places - 1.3%
AFC Enterprises, Inc. (a)	5,244	47,720
Bob Evans Farms, Inc.	619	15,240
Brinker International, Inc.	6,550	94,713
The Cheesecake Factory, Inc. (a)	5,300	117,978
Denny's Corp. (a)	3,240	8,424
Dominos Pizza, Inc. (a)	8,469	95,700
McCormick & Schmicks Seafood Restaurants, Inc. (a)	5,515	41,142
Nathan's Famous, Inc. (a)	2,329	36,193
OPAP SA	6,200	77,409
Papa John's International, Inc. (a)	4,144	95,809
Rick's Cabaret International, Inc. (a)	4,192	33,075
Ruby Tuesday, Inc. (a)	2,658	22,593
Ruth's Hospitality Group, Inc. (a)	3,644	15,232
Starbucks Corp.	5,800	140,940
Total Food Services and Drinking Places		842,168

Furniture and Home Furnishings Stores - 0.1%
Haverty Furniture Cos., Inc.	4,596	56,485
Furniture and Related Product Manufacturing - 0.2%
HNI Corp.	5,000	137,950

General Merchandise Stores - 0.6%
Big Lots, Inc. (a)	4,420	141,838
Dollar Tree, Inc. (a)	4,725	196,701
Macy's, Inc.	3,640	65,156
Tuesday Morning Corp. (a)	2,617	10,442
Total General Merchandise Stores		414,137

Health and Personal Care Stores - 1.0%
Express Scripts, Inc. (a)	3,000	141,060
Henry Schein, Inc. (a)	2,200	120,780
McKesson Corp.	1,780	119,545
Medco Health Solutions, Inc. (a)	2,760	152,021
Medipal Holdings Corp.	12,700	151,972
Total Health and Personal Care Stores		685,378

Heavy and Civil Engineering Construction - 0.2%
Fomento de Construcciones y Contratas SA	4,900	105,668
Primoris Services Corp.	5,486	34,562
Total Heavy and Civil Engineering Construction		140,230

Hospitals - 0.2%
Magellan Health Services, Inc. (a)	2,496	90,655
Tenet Healthcare Corp. (a)	7,405	32,137
Total Hospitals		122,792

Insurance Carriers and Related Activities - 2.1%
Aflac, Inc.	3,800	162,146
Allianz SE	1,300	130,118
Amlin PLC	32,000	185,412
Fondiaria-Sai SpA	8,700	50,880
Hannover Rueckversicherung AG	2,400	103,600
Horace Mann Educators Corp.	5,940	90,882
Kansas City Life Insurance Co.	873	25,815
Manulife Financial Corp.	5,900	86,022
Muenchener Rueckve AG	800	101,106
Presidential Life Corp.	6,279	57,139
Safety Insurance Group, Inc.	391	14,475
Sampo OYJ - A shares	3,600	76,467
State Auto Financial Corp.	4,295	66,615
Swiss Life Holding AG	1,600	154,381
UnitedHealth Group, Inc.	3,830	108,772
Total Insurance Carriers and Related Activities		1,413,830

Leather and Allied Product Manufacturing - 0.2%
Kenneth Cole Productions, Inc. - Class A (a)	680	7,487
Lacrosse Footwear, Inc.	2,467	41,544
The Timberland Co. - Class A (a)	2,774	44,800
Total Leather and Allied Product Manufacturing		93,831

Leisure - 0.2%
TUI Travel PLC	47,400	148,227
Machinery Manufacturing - 3.2%
Alamo Group, Inc.	4,651	100,927
Applied Marterials, Inc.	10,470	125,849
ASML Holding NV - ADR	2,300	63,181
Blount International, Inc. (a)	8,680	89,144
Bucyrus International, Inc.	3,400	161,330
Cummins, Inc.	2,100	136,773

Cymer, Inc. (a)	1,237	37,159
Deere & Co.	4,320	240,538
Dover Corp.	2,100	87,759
Flowserve Corp.	1,800	152,640
Graco, Inc.	4,100	115,579
Gulf Island Fabrication, Inc.	3,980	61,770
Illinois Tool Works, Inc.	2,900	119,712
Ingersoll-Rand PLC	5,700	196,593
Intevac, Inc. (a)	8,502	90,716
Kadant, Inc. (a)	1,604	27,942
Keithley Instruments, Inc.	4,141	36,565
Kulicke & Soffa Industries, Inc. (a)	1,401	9,835
Lydall, Inc. (a)	1,966	15,020
NACCO Industries, Inc. - Class A	487	43,226
Newpark Resources, Inc. (a)	2,404	14,544
Newport Corp. (a)	3,715	33,658
Nordson Corp.	2,300	128,984
Trimas Corp. (a)	4,470	50,556
Total Machinery Manufacturing		2,140,000

Management of Companies and Enterprises - 0.3%
Cardinal Financial Corp.	1,643	15,181
Dime Community Bancshares	4,832	59,579
Hallmark Financial Services, Inc. (a)	10,457	104,047
Total Management of Companies and Enterprises		178,807

Merchant Wholesalers, Durable Goods - 0.6%
Brightpoint, Inc. (a)	8,335	58,345
Dorman Products, Inc. (a)	4,854	98,682
Richardson Electronics Ltd.	942	8,478
WW Grainger, Inc.	2,540	252,603
Total Merchant Wholesalers, Durable Goods		418,108

Merchant Wholesalers, Nondurable Goods - 0.8%
AmerisourceBergen Corp.	6,090	193,357
Herbalife Ltd.	3,300	151,965
Schiff Nutrition International, Inc.	3,585	25,525
Sigma-Aldrich Corp.	2,550	127,067
Total Merchant Wholesalers, Nondurable Goods		497,914

Mining (except Oil and Gas) - 1.3%
Boliden AB	5,500	61,543
International Coal Group, Inc. (a)	5,445	20,963
Kazakhmys PLC	5,000	74,257
Maruichi Steel Tube Ltd.	7,700	148,400
Mitsui Mining & Smelting Co. Ltd.	38,000	101,860
Rio Tinto PLC - ADR	2,800	122,080
Southern Copper Corp.	4,250	112,795
Stillwater Mining Co. (a)	901	10,470
Vedanta Resources PLC	3,200	101,599
Walter Investment Management Corp.	7,176	117,328
Total Mining (except Oil and Gas)		871,295

Miscellaneous Manufacturing - 1.6%
Blyth, Inc.	496	16,899
Callaway Golf Co.	11,690	70,608
Conmed Corp. (a)	2,215	41,265
The Cooper Cos., Inc.	1,500	59,685

Hillenbrand, Inc.	4,900	104,811
James Hardie Industries SE - ADR (a)	18,698	98,684
Kinetic Concepts, Inc. (a)	2,900	105,879
Medical Action Industries, Inc. (a)	4,065	48,739
Nalco Holding Co.	7,000	143,220
Orthofix Internatinoal NV (a)	2,330	74,677
Stryker Corp.	2,400	120,144
WMS Industries, Inc. (a)	3,400	133,450
Total Miscellaneous Manufacturing		1,018,061

Miscellaneous Store Retailers - 0.6%
Ashland, Inc.	2,880	133,690
PetSmart, Inc.	5,100	153,867
Stamps.com, Inc. (a)	9,938	101,864
Total Miscellaneous Store Retailers		389,421

Motion Picture and Sound Recording Industries - 0.0%
Gaiam, Inc. - Class A	1,284	7,794
World Wrestling Entertainment, Inc. - Class A	332	5,166
Total Motion Picture and Sound Recording Industries		12,960

Motor Vehicle and Parts Dealers - 0.1%
CarMax, Inc. (a)	2,060	40,994
PEP Boys-Manny Moe & Jack	1,275	11,296
Total Motor Vehicle and Parts Dealers		52,290

Nonstore Retailers - 0.0%
Systemax, Inc.	763	11,498
Nursing and Residential Care Facilities - 0.2%
Capital Senior Living Corp. (a)	12,218	60,724
The Ensign Group, Inc.	1,767	29,191
Five Star Quality Care, Inc. (a)	5,867	17,718
Total Nursing and Residential Care Facilities		107,633

Oil and Gas Extraction - 3.3%
Berry Petroleum Co.	9,000	231,480
Caltex Australia Ltd.	11,306	89,839
Comstock Resources, Inc. (a)	3,000	83,160
Cosmo Oil Co. Ltd.	58,000	140,383
Devon Energy Corp.	3,100	188,852
El Paso Corp.	10,900	121,099
Forest Oil Corp. (a)	8,800	240,768
GeoResources, Inc. (a)	1,332	18,555
Marathon Oil Corp.	6,400	198,976
Minerals Technologies, Inc.	1,020	48,491
Petroleum Development Corp. (a)	3,650	93,513
Petroquest Energy, Inc. (a)	2,921	19,746
Pioneer Natural Resources Co.	3,225	191,726
REX American Resources Corp. (a)	2,656	42,496
Statoil ASA - ADR	4,500	86,175
Stone Energy Corp. (a)	1,798	20,066
Swift Energy Co. (a)	965	25,968
Total SA - ADR	3,900	174,096
Vaalco Energy, Inc.	5,890	32,984
Whiting Petroleum Corp. (a)	1,600	125,472
Total Oil and Gas Extraction		2,173,845

Other Information Services - 0.2%

Expedia, Inc.	5,850	109,863
Paper Manufacturing - 0.9%
Graphic Packaging Holding Co. (a)	16,703	52,614
Greif, Inc.	2,900	161,066
OJI Paper Co. Ltd.	23,000	113,680
Potlatch Corp.	3,700	132,201
Sonoco Products Co.	4,300	131,064
Total Paper Manufacturing		590,625

Personal and Laundry Services - 0.0%
Steiner Leisure Ltd (a)	260	9,994
Petroleum and Coal Products Manufacturing - 0.8%
BP PLC - ADR	1,200	34,656
Frontier Oil Corp.	15,000	201,750
Hess Corp.	2,600	130,884
Sunoco, Inc.	4,800	166,896
Total Petroleum and Coal Products Manufacturing		534,186

Pharmaceutical and Medicine Manufacturing - 0.1%
H. Lundbeck A/S	6,100	83,416
Pipeline Transportation - 0.2%
Singapore Airlines Ltd.	12,000	125,205
Plastics and Rubber Products Manufacturing - 0.2%
Newell Rubbermaid, Inc.	3,550	51,972
Pactiv Corp. (a)	2,500	69,625
Total Plastics and Rubber Products Manufacturing		121,597

Primary Metal Manufacturing - 0.4%
Coleman Cable, Inc. (a)	3,589	20,242
Mueller Industries, Inc.	3,761	92,521
Quanex Building Products Corp.	3,684	63,696
Ternium SA - ADR	1,900	62,548
Total Primary Metal Manufacturing		239,007

Printing and Related Support Activities - 0.6%
American Greetings Corp. - Class A	1,582	29,678
Consolidated Graphics, Inc. (a)	212	9,167
Deluxe Corp.	12,690	237,937
Ennis, Inc.	1,372	20,594
RR Donnelley & Sons Co.	7,200	117,864
Total Printing and Related Support Activities		415,240

Professional, Scientific, and Technical Services - 4.0%
Advent Software, Inc. (a)	3,100	145,576
Alliance Data Systems Corp. (a)	1,900	113,088
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,350	118,335
Bio-Rad Laboratories, Inc. - Class A (a)	2,440	211,036
CACI International, Inc. - Class A (a)	1,789	75,997
Callon Petroleum Co. (a)	1,403	8,839
Cerner Corp. (a)	1,700	129,013
Ciber, Inc. (a)	39,603	109,700
Cogo Group, Inc. (a)	7,551	47,118
Computer Task Group, Inc. (a)	9,873	63,780
Convergys Corp. (a)	5,516	54,112
The Corporate Executive Board Co.	3,800	99,826
Diamond Management & Technology Consultants, Inc.	1,717	17,702
Dynamics Research Corp. (a)	10,434	105,488
F5 Networks, Inc. (a)	2,560	175,539

Factset Research Systems, Inc.	2,100	140,679
Genpact Ltd. (a)	9,700	150,641
Gerber Scientific, Inc. (a)	1,464	7,832
iGate Corp.	3,080	39,486
JDA Software Group, Inc. (a)	2,550	56,049
Korn/Ferry International (a)	5,380	74,782
Lionbridge Technologies, Inc. (a)	2,084	9,524
LivePerson, Inc. (a)	1,152	7,903
Mastercard, Inc. - Class A	510	101,760
Parexel International Corp. (a)	5,590	121,191
Teledyne Technologies, Inc. (a)	2,849	109,914
TeleTech Holdings, Inc. (a)	2,835	36,543
Virtusa Corp. (a)	13,246	123,585
VMware, Inc. - Class A (a)	2,400	150,216
Total Professional, Scientific, and Technical Services		2,605,254

Publishing Industries (except Internet) - 1.3%
Adobe Systems, Inc. (a)	4,700	124,221
The Dolan Co. (a)	9,145	101,692
Epicor Software Corp. (a)	4,041	32,288
infoGROUP, Inc. (a)	2,971	23,709
Manhattan Associates, Inc. (a)	3,874	106,729
MICROS Systems, Inc. (a)	4,550	145,008
MSCI, Inc. (a)	1,830	50,142
The New York Times Co. (a)	1,039	8,987
Nuance Communications, Inc. (a)	4,930	73,704
Oracle Corp.	6,270	134,554
PRIMEDIA, Inc.	4,495	13,170
Scholastic Corp.	726	17,511
Unica Corp. (a)	4,048	38,780
Total Publishing Industries (except Internet)		870,495

Rail Transportation - 0.3%
Union Pacific Corp.	2,970	206,445
Real Estate - 0.6%
FelCor Lodging Trust, Inc. (a)	5,020	25,050
Getty Realty Corp.	4,390	98,380
Mission West Properties, Inc.	13,608	92,806
Ventas, Inc.	3,600	169,020
Total Real Estate		385,256

Rental and Leasing Services - 0.2%
Amerco, Inc. (a)	582	32,039
Electro Rent Corp.	2,367	30,274
Textainer Group Holdings Ltd.	3,270	78,938
Total Rental and Leasing Services		141,251

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
AMERIGROUP Corp. (a)	1,250	40,600
Calamos Asset Management, Inc. - Class A	6,861	63,670
Criteria Caixacorp SA	22,100	90,831
Dynex Capital, Inc.	10,930	100,884
Epoch Holding Corp.	4,310	52,884
Franklin Resources, Inc.	1,100	94,809
IntercontinentalExchange, Inc. (a)	1,100	124,333
Investor AB	9,100	148,217
Janus Capital Group, Inc.	7,350	65,268
MarketAxess Holdings, Inc.	1,332	18,368

Newcastle Investment Corp. (a)	14,454	38,737
Pzena Investment Management, Inc. (a)	8,849	56,368
Rewards Network, Inc.	10,218	139,680
T Rowe Price Group, Inc.	2,600	115,414
U.S. Global Investors, Inc.	7,537	41,830
Waddell & Reed Financial, Inc. - Class A	4,000	87,520
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		1,279,413

Software & Services - 0.3%
Indra Sistemas SA	6,700	107,985
Perfect World Co. Ltd. - ADR (a)	3,100	68,231
Total Software & Services		176,216

Space Research and Technology - 0.2%
BAE Systems PLC	33,500	156,914
Sporting Goods, Hobby, Book, and Music Stores - 0.2%
Build-A-Bear Workshop, Inc. (a)	2,165	14,679
Schindler Holdings AG	1,500	127,197
Total Sporting Goods, Hobby, Book, and Music Stores		141,876

Support Activities for Mining - 0.5%
Gazprom OAO - ADR (a)	2,300	43,263
Layne Christensen Co. (a)	3,880	94,168
Oceaneering International, Inc. (a)	2,200	98,780
W&T Offshore, Inc.	11,837	111,978
Warren Resources, Inc. (a)	2,891	8,384
Total Support Activities for Mining		356,573

Technology Hardware & Equipment - 0.6%
Alps Electric Co. Ltd. (a)	14,100	122,636
Fujitsu Ltd.	22,000	139,592
Nippon Electric Glass Co. Ltd.	9,000	104,643
Total Technology Hardware & Equipment		366,871

Telecommunications - 2.5%
American Tower Corp. (a)	4,000	178,000
AT&T, Inc.	6,840	165,460
BT Group PLC - ADR	4,500	86,445
Cincinnati Bell, Inc. (a)	22,922	68,995
Earthlink, Inc.	4,472	35,597
Equinix, Inc. (a)	1,600	129,952
Hellenic Telecommunications Organization SA	13,500	102,353
HickoryTech Corp.	9,675	65,306
Partner Communications Co. Ltd. - ADR	4,600	70,196
Rogers Communications, Inc. - Class B	4,010	131,368
Telecom Italia SpA	136,600	125,532
Telefonos de Mexico SAB de CV - ADR	6,000	84,660
Valmont Industries, Inc.	2,050	148,953
Vivendi SA	5,400	111,036
Vodafone Group PLC - ADR	8,120	167,840
Total Telecommunications		1,671,693

Textile Product Mills - 0.0%
Interface, Inc. - Class A	1,167	12,534
Transportation Equipment Manufacturing - 2.8%
Abertis Infraestructuras SA	450	6,515
Ford Motor Co. (a)	6,800	68,544
General Dynamics Corp.	2,350	137,616

Gentex Corp.	2,910	52,322
Goodrich Corp.	1,900	125,875
Lawson Products, Inc.	4,968	84,357
Lear Corp. (a)	1,000	66,200
Lennox International, Inc.	1,430	59,445
Miller Industries, Inc.	5,068	68,266
Navistar International Corp. (a)	5,650	277,980
Oshkosh Corp. (a)	5,000	155,800
Rockwell Collins, Inc.	2,300	122,199
Spirit Aerosystems Holdings, Inc. - Class A (a)	7,000	133,420
Thor Industries, Inc.	3,972	94,335
United Technologies Corp.	2,490	161,626
WABCO Holdings, Inc. (a)	7,275	229,017
Total Transportation Equipment Manufacturing		1,843,517

Truck Transportation - 0.6%
Celadon Group, Inc. (a)	1,218	17,223
Dynamex, Inc. (a)	7,176	87,547
JB Hunt Transport Services, Inc.	4,000	130,680
Universal Truckload Services, Inc. (a)	4,070	56,695
Werner Enterprises, Inc.	3,983	87,188
Total Truck Transportation		379,333

Utilities - 1.6%
Avista Corp.	201	3,926
Cleco Corp.	992	26,199
EDP - Energias de Portugal SA	29,500	88,021
El Paso Electric Co. (a)	1,477	28,580
Enel SpA	28,011	119,544
Insituform Technologies, Inc. - Class A (a)	2,440	49,971
ITC Holdings Corp.	3,100	164,021
NorthWestern Corp.	742	19,440
OGE Energy Corp.	5,570	203,639
Red Electrica Corporacion SA	3,300	118,803
Southwest Gas Corp.	2,952	87,084
Tokyo Gas Co. Ltd.	28,000	128,259
UIL Holdings Corp.	1,070	26,782
Total Utilities		1,064,269

Waste Management and Remediation Services - 0.4%
Clean Harbors, Inc. (a)	1,940	128,835
EnergySolutions, Inc.	11,205	57,034
Perma-Fix Environmental Services (a)	56,136	90,379
Total Waste Management and Remediation Services		276,248

Water Transportation - 0.1%
Frontline Ltd.	3,200	91,328
TOTAL COMMON STOCKS (Cost $42,623,406)		$42,736,316

INVESTMENT COMPANIES - 0.3%
Financial Select Sector SPDR Fund	9,330	128,847
SPDR KBW Regional Banking ETF	2,550	58,880
TOTAL INVESTMENT COMPANIES (Cost $200,755)		$187,727

Total Investments (Cost $42,824,161) - 65.0%		$42,924,043

	Principal
	Amount

REPURCHASE AGREEMENTS - 32.6%
J.P. Morgan
0.020%, dated 6/30/2010, due 7/1/2010
repurchase price $21,587,136 (b)	$21,587,124	21,587,124
TOTAL SHORT TERM INVESTMENTS (Cost $21,587,124)		$21,587,124

Other Assets in Excess of Liabilities - 2.4%		1,564,153
TOTAL NET ASSETS - 100.0%		$66,075,320

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral Equity
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS
7 Days Group Holdings Ltd. - ADR	3,500	$38,185
ABB Ltd. - ADR	13,840	239,155
ABC-MART, INC.	2,800	110,366
Accuray, Inc.	3,456	22,913
ActivIdentity Corp.	15,478	29,563
Administaff, Inc.	3,608	87,169
Admiral Group PLC	8,200	172,625
ADTRAN, Inc.	5,100	139,077
Advanced Micro Devices, Inc.	9,710	71,077
Advent Software, Inc.	2,289	107,491
Aecom Technology Corp.	4,350	100,311
AEP Industries, Inc.	1,784	42,602
Aetna, Inc.	5,690	150,102
Agnico-Eagle Mines Ltd	3,000	182,340
Air France-KLM	12,100	145,361
Air Methods Corp.	2,990	88,952
AirTran Holdings, Inc.	8,059	39,086
AK Steel Holding Corp.	12,900	153,768
Alere, Inc.	1,740	46,388
Alico, Inc.	2,914	66,964
Alon USA Energy, Inc.	2,020	12,847
AM Castle & Co.	3,025	42,017
Ambassadors Group, Inc.	4,860	54,869
American Commercial Lines, Inc.	985	22,172
American Eagle Outfitters, Inc.	8,000	94,000
American Public Education, Inc.	541	23,642
American Reprographics Co.	7,161	62,516
American Science & Engineering, Inc.	1,008	76,820
American Vanguard Corp.	3,467	27,493
American Woodmark Corp.	2,805	47,965
Ameristar Casinos, Inc.	1,975	29,743
AMETEK, Inc.	2,470	99,170
AMR Corp.	10,800	73,224
Amsurg Corp.	2,920	52,034
Amylin Pharmaceuticals, Inc.	6,500	122,200
Analog Devices, Inc.	4,200	117,012
AON Corp.	3,200	118,784
Apogee Enterprises, Inc.	7,171	77,662
Apollo Group, Inc. - Class A	1,650	70,075
Arbitron, Inc.	1,413	36,215
Ariba, Inc.	2,530	40,303
Armstrong World Industries Inc.	1,230	37,121
Ascent Media Corp. - Class A	3,214	81,186
ASML Holding NV - ADR	3,990	109,605
Aspen Technology, Inc.	6,929	75,457
Asset Acceptance Capital Corp.	6,843	28,330
Associated Estates Realty Corp.	2,407	31,171
AstraZeneca PLC - ADR	4,680	220,568
athenahealth, Inc.	3,260	85,184

Atlantic Tele-Network, Inc.	1,227	50,675
Atlas Energy, Inc.	3,000	81,210
Autogrill SpA	6,300	75,961
Automatic Data Processing, Inc.	3,000	120,780
Autonomy Corp. PLC	6,000	164,680
Avery Dennison Corp.	4,450	142,978
Aviat Networks, Inc.	9,603	34,859
AZZ, Inc.	2,426	89,204
Badger Meter, Inc.	2,164	83,725
Baldwin & Lyons, Inc.	4,098	86,099
Bally Technologies, Inc.	1,310	42,431
Banco Santander Chile - ADR	1,800	120,762
Banco Santander SA - ADR	8,470	88,935
BancorpSouth, Inc.	3,880	69,374
Baxter International, Inc.	2,570	104,445
Becton Dickinson & Co.	3,480	235,318
Best Buy Co., Inc.	300	101,580
BioMarin Pharmaceutical, Inc.	5,300	100,488
BioMed Realty Trust, Inc.	1,004	16,154
BJ's Wholesale Club, Inc.	6,330	234,273
The Brink's Co.	5,200	98,956
Broadcom Corp. - Class A	4,000	131,880
Brookfield Homes Corp.	5,231	35,257
Builders FirstSource, Inc.	11,584	27,802
CA, Inc.	12,430	228,712
Cairn Energy PLC	25,600	158,695
Callidus Software, Inc.	18,813	62,271
Canon Marketing Japan, Inc.	7,500	106,458
Capital City Bank Group, Inc.	6,345	78,551
CapitalSource, Inc.	13,070	62,213
CareFusion Corp.	2,640	59,928
Carnival Corp.	1,500	45,360
Caterpillar, Inc.	4,650	279,325
Cathay General Bancorp	5,831	60,234
Celera Corp.	2,280	14,934
Cenovus Energy, Inc.	5,000	128,950
CH Robinson Worldwide, Inc.	4,390	244,347
Charles River Laboratories International, Inc.	2,120	72,525
The Charles Schwab Corp.	620	8,792
Chart Industries, Inc.	4,533	70,624
China Telecom Corp. Ltd. - ADR	1,700	81,464
China Unicom Hong Kong Ltd. - ADR	6,900	91,770
Chiyoda Corp.	19,000	140,327
Choice Hotels International, Inc.	1,770	53,472
Churchill Downs, Inc.	2,337	76,654
CICOR International, Inc.	1,149	29,391
Cintas Corp.	5,230	125,363
Clean Harbors, Inc.	2,150	142,781
Clorox Co.	2,940	182,750
CoBiz Financial, Inc.	4,259	28,067
The Coca-Cola Co.	2,490	124,799
Coeur d'Alene Mines Corp.	775	12,229
Commercial Metals Co.	4,120	54,466
Compass Minerals International, Inc.	2,790	196,081
Compellent Technologies, Inc.	4,960	60,115
Computer Programs & Systems, Inc.	1,783	72,960
comScore, Inc.	3,116	51,321
Comverge, Inc.	2,016	18,063

ConAgra Foods, Inc.	5,210	121,497
Contango Oil & Gas Co.	1,615	72,271
Con-way, Inc.	3,300	99,066
Cooper Industries PLC	6,000	264,000
The Corporate Executive Board Co.	2,520	66,200
CoStar Group, Inc.	587	22,776
Costco Wholesale Corp.	5,190	284,568
Covance, Inc.	2,350	120,602
CR Bard, Inc.	930	72,103
CRA International, Inc.	3,655	68,824
Cray, Inc.	4,036	22,521
Cree, Inc.	440	26,413
Crucell NV - ADR	3,300	60,456
CSS Industries, Inc.	4,112	67,848
CTC Media, Inc.	7,800	112,632
Ctrip.com International Ltd. - ADR	2,300	86,388
CVR Energy, Inc.	4,459	33,532
Daktronics, Inc.	4,561	34,207
Danaher Corp.	3,400	126,208
DaVita, Inc.	2,750	171,710
Dawson Geophysical Co.	918	19,526
Dell, Inc.	14,380	173,423
Delta Natural Gas Co., Inc.	677	19,802
DemandTec, Inc.	12,684	85,617
Denso Corp.	5,400	151,223
DENTSPLY International, Inc.	2,850	85,243
Deutsche Boerse AG	2,200	134,729
Deutsche Telekom AG - ADR	1,890	22,056
Digital River, Inc.	6,233	149,031
DigitalGlobe, Inc.	3,020	79,426
DISH Network Corp. - Class A	11,390	206,728
Dresser-Rand Group, Inc.	4,850	153,017
DST Systems, Inc.	1,410	50,957
DTS, Inc.	2,910	95,652
Dycom Industries, Inc.	1,507	12,885
Dynamic Materials Corp.	1,385	22,215
Eagle Materials, Inc.	4,550	117,981
EastGroup Properties, Inc.	2,247	79,948
Ecolab, Inc.	2,650	119,011
Einstein Noah Restaurant Group, Inc.	7,756	83,687
Electronic Arts, Inc.	6,250	90,000
Emeritus Corp.	2,115	34,496
EMS Technologies, Inc.	3,119	46,847
Emulex Corp.	6,660	61,139
Encana Corp.	11,100	336,774
Encore Wire Corp.	4,423	80,454
EnerNOC, Inc.	1,020	32,069
ENGlobal Corp.	14,077	28,999
EOG Resources, Inc.	1,400	137,718
Ericsson (LM) - ADR	11,180	123,204
ESCO Technologies, Inc.	1,370	35,278
Evercore Partners, Inc. - Class A	966	22,556
Exelon Corp.	4,420	167,827
Experian PLC	7,400	64,790
Exterran Holdings, Inc.	647	16,699
Extra Space Storage, Inc.	2,809	39,045
Family Dollar Stores, Inc.	2,560	96,486
Farmer Bros Co.	4,946	74,635

Fast Retailing Co.	1,000	152,915
FEI Co.	4,265	84,063
The Female Health Co.	9,067	47,058
First Bancorp, Inc.	1,393	18,290
First Financial Holdings, Inc.	4,800	54,960
First Financial Northwest, Inc.	12,270	48,589
First Solar, Inc.	1,100	125,213
Flextronics International Ltd.	9,320	52,192
Flowers Foods, Inc.	5,200	127,036
Fluor Corp.	2,850	121,125
Formfactor, Inc.	5,466	59,033
Franklin Resources, Inc.	630	54,300
FreightCar America, Inc.	2,015	45,579
Fresenius Medical Care AG & Co. KGaA - ADR	3,100	166,439
Fresnillo PLC	6,900	100,979
Furiex Pharmaceuticals, Inc.	362	3,678
GameStop Corp. - Class A	5,540	104,097
Garmin Ltd	3,110	90,750
General Cable Corp.	2,346	62,521
General Communication, Inc.	10,575	80,264
General Dynamics Corp.	1,650	96,624
General Maritime Corp.	4,255	25,700
Gen-Probe, Inc.	3,000	136,260
Genuine Parts Co.	3,000	118,350
Genzyme Corp.	2,600	132,002
Geokinetics, Inc.	2,320	8,886
Graham Corp.	2,481	37,190
Granite Construction, Inc.	2,670	62,959
Great Wolf Resorts, Inc.	14,485	30,129
Greenbrier Cos., Inc.	1,418	15,882
Griffin Land & Nurseries, Inc.	2,851	72,415
Gulfmark Offshore, Inc.	1,840	48,208
H&E Equipment Services, Inc.	2,994	22,425
H&R Block, Inc.	6,750	105,907
The Hackett Group, Inc.	18,979	53,331
Hamburger Hafen und Logistik AG	1,900	61,106
Hansen Natural Corp.	3,300	129,063
Headwaters, Inc.	7,841	22,268
Healthcare Realty Trust, Inc.	1,147	25,200
Healthways, Inc.	3,540	42,197
Heartland Express, Inc.	6,060	87,991
Heartland Payment Systems, Inc.	1,241	18,416
HeartWare International, Inc.	515	36,086
Herley Industries, Inc.	6,003	85,603
Herman Miller, Inc.	2,390	45,099
Hewitt Associates, Inc. - Class A	3,600	124,056
Hexcel Corp.	16,566	256,939
hhgregg, Inc.	1,477	34,444
Hitachi Construction Machinery Co. Ltd.	7,500	140,474
HMS Holdings Corp.	1,664	90,222
Hokkaido Electric Power Co., Inc.	5,100	110,174
Holcim Ltd.	1,600	108,141
Holly Corp.	1,421	37,770
Horizon Lines, Inc. - Class A	3,204	13,553
Hornbeck Offshore Services, Inc.	2,249	32,835
Huaneng Power International, Inc. - ADR	5,600	131,768
Hurco Cos., Inc.	4,020	59,697
Huron Consulting Group, Inc.	2,820	54,736

ICU Medical, Inc.	823	26,476
IHS, Inc. - Class A	2,900	169,418
Illinois Tool Works, Inc.	1,600	66,048
Illumina, Inc.	3,200	139,296
Infinera Corp.	11,132	71,579
Infosys Technologies Ltd. - ADR	1,330	79,680
Ingersoll-Rand PLC	5,070	174,864
Inmarsat PLC	11,100	118,496
Innovative Solutions & Support, Inc.	5,755	25,322
Insulet Corp.	2,229	33,546
Interactive Brokers Group, Inc. - Class A	5,689	94,437
International Assets Holding Corp.	5,669	90,704
International Game Technology	6,700	105,190
International Speedway Corp. - Class A	825	21,252
Investment Technology Group, Inc.	3,189	51,215
Investors Real Estate Trust	10,563	93,271
ION Geophysical Corp.	2,268	7,893
IPC The Hospitalist Co., Inc.	2,210	55,471
Isle of Capri Casinos, Inc.	1,368	12,668
Jack Henry & Associates, Inc.	1,340	31,999
Jacobs Engineering Group, Inc.	2,600	94,744
Johnson Controls, Inc.	5,100	137,037
Juniper Networks, Inc.	7,830	178,681
Kellogg Co.	2,640	132,792
Kenexa Corp.	3,478	41,736
Kikkoman Corp.	15,000	158,457
Knoll, Inc.	6,516	86,598
K-Swiss, Inc. - Class A	8,623	96,836
Kurita Water Industries Ltd.	5,700	157,690
Landauer, Inc.	645	39,268
Lawson Software, Inc.	5,473	39,953
Lazard Ltd. - Class A	3,400	90,814
Lennox International, Inc.	3,000	124,710
Leucadia National Corp.	5,350	104,379
LHC Group, Inc.	1,120	31,080
Limelight Networks, Inc.	9,569	42,008
Linear Technology Corp.	5,100	141,831
Lockheed Martin Corp.	1,070	79,715
Logitech International SA	6,540	87,701
Lonmin PLC	4,900	103,300
Lonza Group AG	2,100	140,766
Lorillard, Inc.	2,230	160,515
Lowe's Cos., Inc.	6,960	142,123
LSB Industries, Inc.	3,725	49,580
Luby's, Inc.	14,442	55,602
Lufkin Industries, Inc.	1,086	42,343
MAKO Surgical Corp.	7,220	89,889
The Manitowoc Co., Inc.	827	7,559
Marsh & McLennan Cos., Inc.	6,050	136,428
Masimo Corp.	5,000	119,050
Massey Energy Corp.	1,720	47,042
Matrix Service Co.	4,415	41,104
Matthews International Corp. - Class A	3,650	106,872
Maxim Integrated Products, Inc.	4,960	82,981
Maxwell Technologies, Inc.	1,273	14,512
McAfee, Inc.	3,600	110,592
McCormick & Co., Inc.	2,830	107,427
The McGraw-Hill Cos., Inc.	3,600	101,304

Medidata Solutions, Inc.	4,010	62,115
Merge Healthcare, Inc.	6,296	18,447
Merit Medical Systems, Inc.	1,710	27,480
Microchip Technology, Inc.	4,500	124,830
Mitsubishi Tanabe Pharma Corp.	8,000	122,513
Mitsumi Electric Co. Ltd.	6,300	108,949
Mobile Mini, Inc.	6,093	99,194
Molina Healthcare, Inc.	3,571	102,845
Moody's Corp.	4,700	93,624
Morgans Hotel Group Co.	4,678	28,816
Morningstar, Inc.	2,300	97,796
The Mosaic Co.	2,200	85,756
MoSys, Inc.	21,923	96,900
MTS Systems Corp.	3,172	91,988
Multi-Fineline Electronix, Inc.	3,576	89,257
Multimedia Games, Inc.	10,241	46,085
Myriad Genetics, Inc.	4,750	71,013
Nanosphere, Inc.	3,989	17,392
National Instruments Corp.	3,800	120,764
National Semiconductor Corp.	13,820	186,017
Navigant Consulting, Inc.	2,770	28,753
The Navigators Group, Inc.	1,036	42,611
NBTY, Inc.	3,890	132,299
NewStar Financial, Inc.	2,775	17,649
Nikon Corp.	7,000	122,796
Nomura Holdings, Inc. - ADR	16,300	88,835
Nomura Real Estate Holdings, Inc.	11,400	144,668
Nordstrom, Inc.	2,850	91,742
Northrop Grumman Corp.	4,000	217,760
NorthStar Realty Finance Corp.	8,288	22,129
Novartis AG - ADR	2,290	110,653
Nucor Corp.	2,900	111,012
OceanFirst Financial Corp.	2,184	26,361
O'Charleys, Inc.	1,977	10,478
Odakyu Electric Railway Co. Ltd.	13,000	112,187
Old National Bancorp	5,105	52,888
Olin Corp.	4,593	83,087
Olympus Corp.	4,000	95,911
Omnicell, Inc.	5,373	62,810
Open Text Corp.	3,400	127,636
Orbitz Worldwide, Inc.	7,703	29,348
Orchids Paper Products Co.	2,340	30,420
Ormat Technologies, Inc.	3,180	89,962
OSAKA Titanium Technologies Co.	2,300	90,137
Outdoor Channel Holdings, Inc.	4,753	22,197
Overseas Shipholding Group, Inc.	4,317	159,902
Owens-Illinios, Inc.	3,500	92,575
PACCAR, Inc.	14,380	573,331
PacWest Bancorp	4,150	75,987
Palomar Medical Technologies, Inc.	1,362	15,241
Panasonic Corp.	11,000	139,592
The Pantry, Inc.	6,209	87,609
Patriot Transportation Holding, Inc.	360	29,128
Patterson Cos., Inc.	4,400	125,532
Paychex, Inc.	5,100	132,447
Peet's Coffee & Tea, Inc.	2,407	94,523
Pegasystems, Inc.	1,217	39,078
PetroChina Co. Ltd. - ADR	1,100	120,703

Petrofac Ltd	6,500	115,180
Petrohawk Energy Corp.	12,400	210,428
Petroquest Energy, Inc.	20,000	135,200
Pfizer, Inc.	5,240	74,722
Pharmaceutical Product Development, Inc.	8,820	224,116
Philippine Long Distance Telephone Co. - ADR	2,500	127,425
Pico Holdings, Inc.	2,195	65,784
Pike Electric Corp.	2,969	27,968
Pinnacle Entertainment, Inc.	2,910	27,529
Pinnacle Financial Partners, Inc.	5,905	75,879
Pitney Bowes, Inc.	4,730	103,871
Plum Creek Timber Co., Inc.	3,600	124,308
PMFG, Inc.	2,846	43,117
Pool Corp.	799	17,514
Porsche Automobil Holding SE	1,900	82,005
Post Properties, Inc.	339	7,705
Potlatch Corp.	790	28,227
PPL Corp.	5,000	124,750
PPR	900	112,863
Praxair, Inc.	1,150	87,389
Premiere Global Services, Inc.	5,980	37,913
Principal Financial Group, Inc.	4,900	114,856
The Procter & Gamble Co.	2,970	178,141
PROS Holdings, Inc.	3,721	24,187
Public Service Enterprise Group, Inc.	4,150	130,020
Pulte Group, Inc.	4,260	35,273
Radian Group, Inc.	2,051	14,849
Radisys Corp.	9,959	94,810
Ralcorp Holdings, Inc.	2,010	110,148
Randgold Resources Ltd. - ADR	1,000	94,750
Range Resources Corp.	3,050	122,458
Rayonier, Inc.	2,950	129,859
Regis Corp.	3,895	60,645
Renaissance Learning, Inc.	2,700	39,663
Renault SA	2,400	90,349
Rentrak Corp.	2,554	62,139
Republic Airways Holdings, Inc.	5,018	30,660
Republic Services, Inc.	4,260	126,650
Resources Connection, Inc.	5,249	71,386
Robbins & Myers, Inc.	1,759	38,241
Rochester Medical Corp.	3,320	31,374
Roper Industries, Inc.	2,450	137,102
Royal Bank of Canada	2,300	109,917
Royal Dutch Shell PLC - ADR	3,800	190,836
Royal Gold, Inc.	2,800	134,400
RTI Biologics, Inc.	4,293	12,578
Ryanair Holdings PLC - ADR	4,600	124,614
SAP AG - ADR	4,130	182,959
Satcon Technology Corp.	32,255	92,249
SAVVIS, Inc.	1,808	26,668
SeaBright Insurance Holdings, Inc.	8,196	77,698
SEACOR Holdings, Inc.	756	53,419
Seahawk Drilling, Inc.	1,002	9,739
Sealed Air Corp.	3,450	68,034
SEI Investments Co.	5,700	116,052
SGS SA	81	109,869
The Sherwin-Williams Co.	2,000	138,380
ShoreTel, Inc.	5,098	23,655

Shutterfly, Inc.	980	23,481
Silicon Graphics International Corp.	8,679	61,447
Silicon Image, Inc.	23,146	81,242
Silver Standard Resources, Inc.	6,200	110,670
Sims Metal Management Ltd. - ADR	6,400	90,624
Smith Micro Software, Inc.	1,694	16,110
Sonic Corp.	2,977	23,072
Sonova Holding AG	1,000	123,487
Sony Corp. - ADR	4,700	125,396
Sovran Self Storage, Inc.	2,338	80,497
Spartan Motors, Inc.	11,369	47,750
SSAB AB - A Shares	7,300	99,052
Staples, Inc.	7,990	152,210
State Street Corp.	820	27,732
Stericycle, Inc.	2,300	150,834
Sterling Construction Co., Inc.	6,147	79,542
Stewart Information Services Corp.	1,493	13,467
SuccessFactors, Inc.	2,438	50,686
Suncor Energy, Inc.	3,800	111,872
Supertex, Inc.	3,204	79,011
Susser Holdings Corp.	2,297	27,082
SWS Group, Inc.	6,565	62,368
Symantec Corp.	8,600	119,368
Symmetry Medical, Inc.	5,991	63,145
Synovis Life Technologies, Inc.	2,308	35,266
Syntel, Inc.	1,485	50,416
Synthes, Inc.	800	92,406
Syntroleum Corp.	9,018	14,790
Sysco Corp.	5,430	155,135
Sysmex Corp.	2,600	148,798
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,550	151,768
Taleo Corp. - Class A	1,302	31,626
TD Ameritrade Holding Corp.	7,100	108,630
Technitrol, Inc.	5,893	18,622
TechTarget, Inc.	5,347	28,767
Telefonica SA - ADR	1,710	94,956
Telefonos de Mexico SAB de CV - ADR	14,710	207,558
Terremark Worldwide, Inc.	6,702	52,343
Terumo Corp.	2,500	121,020
Teton Advisors, Inc.	14	130
Tetra Tech, Inc.	2,904	56,947
Thomson Reuters Corp.	7,330	262,634
TiVo, Inc.	2,163	15,963
Toho Co Ltd	5,300	88,538
Tohoku Electric Power Co., Inc.	5,900	127,122
Tootsie Roll Industries, Inc.	5,200	122,980
Total System Services, Inc.	9,300	126,480
Tower Group, Inc.	4,024	86,637
Towers Watson & Co.	3,000	116,550
Toyota Motor Corp. - ADR	3,360	230,395
TradeStation Group, Inc.	4,309	29,086
TransAlta Corp.	7,700	142,637
Trimble Navigation Ltd	5,400	151,200
TriQuint Semiconductor, Inc.	4,610	28,167
Tsumura & Co.	4,100	126,040
UCB SA	3,300	104,255
Ultimate Software Group, Inc.	1,239	40,714
Umpqua Holdings Corp.	937	10,757

3

Union Drilling, Inc.	1,762	9,709
United Capital Corp.	516	12,596
Unitil Corp.	4,261	89,098
Universal Insurance Holdings, Inc.	19,053	79,642
Univest Corp. of Pennsylvania	4,905	84,955
UQM Technologies, Inc.	4,950	16,781
US Ecology, Inc.	6,024	87,770
USA Truck, Inc.	2,418	38,978
Vail Resorts, Inc.	1,259	43,952
Valero Energy Corp.	10,000	179,800
Valmont Industries, Inc.	1,510	109,717
VanceInfo Technologies, Inc. - ADR	2,000	46,560
Varian Semiconductor Equipment Associates, Inc.	4,300	123,238
VCA Antech, Inc.	7,770	192,385
Verbund AG	4,200	129,196
Verizon Communications, Inc.	1,450	40,629
Viad Corp.	1,196	21,109
Viasat, Inc.	2,530	82,377
Village Super Market, Inc.	1,696	44,520
Vital Images, Inc.	3,175	40,481
Volt Information Sciences, Inc.	3,463	29,089
Wabtec Corp.	3,550	141,610
Waste Management, Inc.	4,050	126,725
Waters Corp.	2,100	135,870
Websense, Inc.	3,100	58,590
Weight Watchers International, Inc.	9,810	252,019
Willbros Group, Inc.	864	6,394
Williams Clayton Energy, Inc.	261	10,993
WSFS Financial Corp.	761	27,343
Yaskawa Electric Corp.	24,000	180,512
Yum! Brands, Inc.	4,840	188,954
Zebra Technologies Corp. - Class A	4,750	120,508
Zoltek Cos., Inc.	3,437	29,111
TOTAL COMMON STOCK (Proceeds $45,014,282)		$42,341,691

INVESTMENT COMPANIES
iShares Dow Jones US Basic Materials Sector Index Fund	510	27,305
iShares Dow Jones US Technology Sector Index Fund	2,280	117,648
SPDR S&P Metals & Mining ETF	2,520	115,139
TOTAL INVESTMENT COMPANIES (Proceeds $281,635)		$260,092

Total Securities Sold Short (Proceeds $45,295,917)		$42,601,783

Footnotes

ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$42,736,316	$-	$-	$42,736,316
Investment Companies	187,727	-	-	187,727
Repurchase Agreements	-	21,587,124	-	21,587,124
Total Investments in Securities	$42,924,043	$21,587,124	$-	$64,511,167

Securities Sold Short
Common Stocks	$(42,341,691)	$-	$-	$(42,341,691)
Investment Companies	(260,092)	-	-	(260,092)
Total Securities Sold Short	$(42,601,783)	$-	$-	$(42,601,783)

There were no transfers into or out of Level 1 or Level 2 during the period.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Relative Value
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.0%
Construction of Buildings - 0.0%
Dayton Superior Corp. (a) (g) (h)	2,804	$0
Machinery Manufacturing - 0.1%
Luxfer (Acquired 6/21/2007, Cost $444,173) (a) (f) (g) (i)	23,050	81,793
Transportation Equipment Manufacturing - 2.9%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a) (f) (g) (h)	9,420	1,927,143
TOTAL COMMON STOCKS (Cost $2,772,619)		$2,008,936

PREFERRED STOCKS - 0.7%
Construction of Buildings - 0.7%
Dayton Superior Corp. Preferred Units (a) (g) (h)	3,115	454,916
TOTAL PREFERRED STOCKS (Cost $454,916)		$454,916

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.7%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.470%, 05/25/2037 (c)	69,347	64,852
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4 1AC, 4.515%, 02/25/2014	126,114	124,074
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036	94,008	67,362
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033 (g)	23,918	12,186
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.630%, 10/25/2035 (c)	175,976	169,574
GSAMP Trust
Series 2005-WMC2 Class A2B, 0.610%, 11/25/2035 (c)	55,699	54,794
Series 2007-HE2 Class A2A, 0.470%, 03/25/2037 (c)	143,105	128,687
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	108,525	104,188
Morgan Stanley ABS Capital l
Series 2007-HE1 Class A2A, 0.040%, 11/25/2036 (c)	38,658	37,836
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.600%, 11/25/2035 (c)	139,007	135,312
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.820%, 04/25/2035 (c)	254,586	235,749
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.850%, 07/25/2035 (Acquired 06/24/2010, Cost$4,450) (c) (f) (g)	150,818	4,120
Wells Fargo Home Equity Trust
Series 2005-3 Class AI1A, 0.620%, 11/25/2035 (c)	23,048	22,892
TOTAL ASSET BACKED SECURITIES (Cost $1,161,548)		$1,161,626

MORTGAGE BACKED SECURITIES - 9.1%
Banc of America Alternative Loan Trust
Series 2006-3 Class 2CB1, 6.000%, 04/25/2036 (g)	329,779	228,751
Bear Stearns Commercial Mortgage Securities
Series 2007- PW 17 Class A-4, 5.694%, 06/11/2050	740,000	749,079
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A3, 5.820%, 06/15/2038	700,000	740,209

Federal National Mortgage Association
Pool#3819 4.000%, 01/01/2019	1,000,000	1,038,750
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033 (j)	204,697	35,931
Series 356 Class 8, 5.000%, 02/01/2035 (j)	317,534	45,733
Series 356 Class 3, 5.000%, 01/01/2035 (j)	92,104	12,879
Series 356 Class 19, 6.000%, 12/01/2034 (j)	83,465	12,185
Series 397 Class 2, 5.000%, 09/25/2039 (j)	3,403,166	593,066
Fannie Mae REMICS
Series 2004-66 Class SE, 6.150%, 09/25/2034	241,453	29,926
Series 2006-101 Class SE, 6.90%, 10/25/2036	182,241	24,128
Series 2009-42 Class SI, 5.650%, 06/25/2039	252,768	23,415
Freddie Mac Strips
Series 3560 Class KS, 6.050%, 11/15/2036 (j)	185,700	22,049
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18 Class A4, 5.440%, 06/12/2047	1,000,000	998,719
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 5.957%, 08/12/2049	750,000	763,506
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, Cost $581,456) (e) (f) (g) (i)	603,790	150,948
Wachovia Bank Commercial Mortgage Trust 2006-c29
Series 2006-C29 Class A4, 5.308%, 11/15/2048	610,000	631,583
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,579,287)		$6,100,857

CONVERTIBLE BONDS - 30.5%
Accommodation - 0.7%
MGM Resorts International
4.250%, 04/15/2015 (Acquired 04/15/2010 through 04/16/2010, Cost $305,376) (f)	300,000	237,375
Morgans Hotel Group Co.
2.375%, 10/15/2014	300,000	214,500
Total Accommodation		451,875

Administrative and Support Services - 1.8%
Alliance Data Systems Corp.
1.750%, 08/01/2013	585,000	565,987
WebMD Health Corp.
3.125%, 09/01/2025	500,000	663,750
Total Administrative and Support Services		1,229,737

Air Transportation - 0.7%
AirTran Holdings, Inc.
5.250%, 11/01/2016	250,000	261,563
AMR Corp.
6.250%, 10/15/2014	225,000	214,312
Total Air Transportation		475,875

Amusement, Gambling, and Recreation Industries - 0.8%
International Game Technology
3.250%, 05/01/2014	500,000	547,500
Broadcasting (except Internet) - 1.8%
ADC Telecommunications, Inc.
3.500%, 07/15/2017	300,000	218,250
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $476,450) (f)	500,000	521,250
Liberty Global, Inc.
4.500%, 11/15/2016 (Acquired 05/13/2010, Cost $478,928) (f)	400,000	464,000
Total Broadcasting (except Internet)		1,203,500

Chemical Manufacturing - 0.3%
Teva Pharmaceutical Finance Co. BV
1.750%, 02/01/2026	200,000	229,000
Clothing and Clothing Accessories Stores - 0.7%
Saks, Inc.
7.500%, 12/01/2013 (Acquired 10/28/2009, Cost $376,497) (f)	300,000	481,125
Computer and Electronic Product Manufacturing - 9.4%
Alcatel-Lucent USA, Inc.
2.875%, 06/15/2025	250,000	210,625
CommScope, Inc.
3.250%, 07/01/2015	500,000	544,375
EMC Corp./Massachusetts
1.750%, 12/01/2013	500,000	633,125
Finisar Corp.
5.000%, 10/15/2029 (Acquired 01/14/2010, Cost $186,427) (f)	150,000	231,750
Hutchinson Technology, Inc.
3.250%, 01/15/2026	761,000	616,410
Inverness Medical Innovations, Inc.
3.000%, 05/15/2016	700,000	602,000
Microchip Technology, Inc.
2.125%, 12/15/2037	250,000	243,125
Micron Technology, Inc.
1.875%, 06/01/2014	500,000	439,375
ON Semiconductor Corp.
2.625%, 12/15/2026	500,000	468,125
PMC - Sierra, Inc.
2.250%, 10/15/2025	750,000	803,438
SBA Communications Corp.
4.000%, 10/01/2014	500,000	638,750
Suntech Power Holdings Co. Ltd.
3.000%, 03/15/2013	500,000	375,625
Xilinx, Inc.
3.125%, 03/15/2037	500,000	455,625
Total Computer and Electronic Product Manufacturing		6,262,348

Construction of Buildings - 0.5%
D.R. Horton, Inc.
2.000%, 05/15/2014	350,000	355,688
Credit Intermediation and Related Activities - 0.7%
World Acceptance Corp.
3.000%, 10/01/2011	500,000	473,125
Food Manufacturing - 1.4%
Tyson Foods, Inc.
3.250%, 10/15/2013	800,000	934,000
Funds, Trusts, and Other Financial Vehicles - 0.8%
Annaly Capital Management, Inc.
4.000%, 02/15/2015	500,000	512,500
Leather and Allied Product Manufacturing - 0.7%
Iconix Brand Group, Inc.
1.875%, 06/30/2012	500,000	465,000
Mining (except Oil and Gas) - 0.5%
Massey Energy Co.
3.250%, 08/01/2015	400,000	332,500
Motor Vehicle and Parts Dealers - 1.7%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (Acquired 03/17/2010 through 04/28/2010, Cost $343,603) (f)	335,000	271,350
2.250%, 06/15/2036	500,000	367,500
United Auto Group, Inc.

3.500%, 04/01/2026	500,000	501,875
Total Motor Vehicle and Parts Dealers		1,140,725

Primary Metal Manufacturing - 0.9%
Steel Dynamics, Inc.
5.125%, 06/15/2014	250,000	268,437
United States Steel Corp.
4.000%, 05/15/2014	250,000	349,688
Total Primary Metal Manufacturing		618,125

Professional, Scientific, and Technical Services - 2.6%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 04/08/2010, Cost $419,952) (f)	400,000	373,500
0.875%, 06/15/2017	750,000	465,937
Incyte Corp. Ltd.
4.750%, 10/01/2015 (Acquired 10/28/2009, Cost $288,509) (f)	300,000	445,500
priceline.com, Inc.
1.250%, 03/15/2015 (Acquired 03/05/2010 through 05/11/2010, Cost $497,541) (f)	500,000	459,375
Total Professional, Scientific, and Technical Services		1,744,312

Publishing Industries (except Internet) - 0.8%
Microsoft Corp.
0.000%, 06/15/2013 (Acquired 06/08/2010, Cost $125,015) (d) (f)	125,000	123,281
Sybase, Inc.
3.500%, 08/15/2029 (Acquired 10/28/2009 through 05/13/2010, Cost $621,745) (f)	255,000	374,850
Total Publishing Industries (except Internet)		498,131

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
The NASDAQ OMX Group, Inc.
2.500%, 08/15/2013	225,000	213,469
Transportation Equipment Manufacturing - 3.4%
Ford Motor Co.
4.250%, 12/15/2036	325,000	405,844
Navistar International Corp.
3.000%, 10/15/2014	275,000	322,438
Standard Motor Products, Inc.
15.000%, 04/15/2011 (h)	780,000	860,248
Triumph Group, Inc.
2.625%, 10/01/2026	500,000	651,250
Total Transportation Equipment Manufacturing		2,239,780

TOTAL CONVERTIBLE BONDS (Cost $20,357,047)		$20,408,315

CORPORATE BONDS - 41.6%
Accommodation - 3.6%
American Casino & Entertainment Properties LLC
11.000%, 06/15/2014	500,000	475,000
Harrah's Operating Co., Inc.
10.000%, 12/15/2018	500,000	410,000
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (e)	800,000	388,000
MGM Resorts International
6.750%, 09/01/2012	500,000	465,000
The River Rock Entertainment Authority
9.750%, 11/01/2011	750,000	696,563
Total Accommodation		2,434,563

Administrative and Support Services - 1.5%

Morris Publishing Group LLC
10.000%, 09/01/2014	1,071,869	1,012,916
Air Transportation - 0.6%
American Airlines Pass Through Trust
6.817%, 11/23/2012	400,000	400,000
Amusement, Gambling, and Recreation Industries - 1.3%
Harrah's Operating Co., Inc.
12.750%, 04/15/2018 (Acquired 06/24/2010, Cost $238,776) (f)	250,000	238,750
International Game Technology
5.500%, 06/15/2020	320,000	330,118
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	350,000	305,375
Total Amusement, Gambling, and Recreation Industries		874,243

Apparel Manufacturing - 1.2%
Levi Strauss & Co.
7.625%, 05/15/2020 (Acquired 06/24/2010, Cost $488,766) (f)	500,000	490,000
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011	506,000	339,020
Total Apparel Manufacturing		829,020

Broadcasting (except Internet) - 0.7%
Satellites Mexicanos SA de CV
8.981%, 11/30/2011	500,000	460,000
Building Equipment Contractors - 0.4%
Primus Telecommunications Holding, Inc.
13.000%, 12/15/2016 (Acquired 03/25/2010, Cost $251,867) (f)	250,000	250,000
Chemical Manufacturing - 0.5%
The Dow Chemical Co.
8.550%, 05/15/2019	250,000	306,028
Credit Intermediation & Related Activities - 0.8%
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 05/19/2010, Cost $604,520) (f)	750,000	562,211
Credit Intermediation and Related Activities - 1.7%
Discover Financial Services
6.450%, 06/12/2017	55,000	55,507
Ford Motor Credit Co. LLC
7.000%, 04/15/2015	500,000	494,585
Macquarie Group Ltd.
7.625%, 08/13/2019 (Acquired 06/24/2010, Cost $316,661) (f)	285,000	320,224
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	260,000	258,690
Total Credit Intermediation and Related Activities		1,129,006

Data Processing, Hosting and Related Services - 0.6%
First Data Corp.
9.875%, 09/24/2015	500,000	380,000
Financial Services - 0.5%
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2048 (Acquired 06/24/2010, Cost $124,309) (f)	195,000	125,361
SLM Corp.
8.000%, 03/25/2020	250,000	219,546
Total Financial Services		344,907
Food Manufacturing - 0.2%
Winterhaven Finance
5.000%, 06/30/2015 (i)	722,304	144,461
Food Services and Drinking Places - 0.6%
Real Mex Restaurants, Inc.

14.000%, 01/01/2013		375,000	373,125
Funds, Trusts, and Other Financial Vehicles - 0.8%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (Acquired 04/01/2008 through 02/12/2009, Cost $392,613) (e) (f)		531,000	366,390
Vornado Realty LP
4.250%, 04/01/2015		200,000	198,822
Total Funds, Trusts, and Other Financial Vehicles			565,212

Health and Personal Care Stores - 1.4%
Interdent Service Corp.
10.750%, 12/15/2011		1,000,000	957,500
Hospitals - 2.2%
HCA, Inc.
6.300%, 10/01/2012		1,500,000	1,492,500
Insurance Carriers and Related Activities - 1.4%
American International Group, Inc.
4.950%, 03/20/2012		250,000	249,375
MetLife, Inc.
6.400%, 12/15/2066		125,000	110,000
Protective Life Corp.
8.450%, 10/15/2039		165,000	176,080
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (Acquired 06/24/2010, Cost $420,516) (f)		370,000	430,956
Total Insurance Carriers and Related Activities			966,411

Machinery Manufacturing - 1.9%
Ames True Temper, Inc.
10.000%, 07/15/2012		750,000	731,250
Bombardier, Inc.
7.750%, 03/15/2020 (Acquired 06/24/2010, Cost $519,981) (f)		500,000	518,750
Total Machinery Manufacturing			1,250,000

Management of Companies and Enterprises - 2.3%
Bank of America Corp.
7.625%, 06/01/2019		250,000	286,377
5.625%, 07/01/2020		300,000	302,383
Denny's Holdings, Inc.
10.000%, 10/01/2012		975,000	977,437
Total Management of Companies and Enterprises			1,566,197

Mining (except Oil and Gas) - 2.1%
Frontera Copper Corp.
10.000%, 09/30/2013 (i)	CAD	1,209,000	823,376
National Coal Corp.
10.500%, 12/15/2010		$750,000	579,375
Total Mining (except Oil and Gas)			1,402,751

Miscellaneous Manufacturing - 0.6%
Boston Scientific Corp.
6.000%, 01/15/2020		375,000	372,310
Motion Picture and Sound Recording Industries - 0.7%
Muzak LLC
15.000%, 07/31/2014		500,000	427,500
Paper Manufacturing - 1.1%
Mercer International, Inc.
9.250%, 02/15/2013		750,000	725,625
Petroleum and Coal Products Manufacturing - 1.9%
Alon Refining Krotz Springs, Inc.

13.500%, 10/15/2014	500,000	482,500
Western Refining, Inc.
10.750%, 06/15/2014 (Acquired 04/19/2010 through 05/12/2010, Cost $795,619) (f)	845,000	760,500
Total Petroleum and Coal Products Manufacturing		1,243,000

Primary Metal Manufacturing - 1.6%
AmeriCast Technologies, Inc.
11.000%, 12/01/2014 (Acquired 01/26/2010 through 02/04/2010, Cost $580,229) (f)	605,000	595,169
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (e)	25,000	3,563
Wolverine Tube, Inc.
15.000%, 03/31/2012	784,978	456,759
Total Primary Metal Manufacturing		1,055,491

Publishing Industries (except Internet) - 1.5%
The Sheridan Group, Inc.
10.250%, 08/15/2011	1,000,000	988,750
Rental and Leasing Services - 0.4%
International Lease Finance Corp.
8.625%, 09/15/2015 (Acquired 06/24/2010, Cost $235,044) (f)	250,000	236,875
Satellite Telecommunications - 1.2%
SkyTerra LP
14.000%, 04/01/2013 (Acquired 1/8/2010, Cost $783,054) (f)	750,000	795,000
Specialty Trade Contractors - 0.7%
Primus Telecommunications Holding, Inc.
13.000%, 12/15/2016 (Acquired 03/29/2010, Cost $502,489) (f)	500,000	497,500
Support Activities for Mining - 1.2%
Coalcorp Mining, Inc.
12.000%, 08/31/2011 (i)	770,000	777,700
Telecommunications - 0.2%
CIA Lation Americana
9.750%, 05/10/2012	140,000	126,000
Textile Mills - 0.1%
Industrias Unidas SA
8.750%, 03/26/2049 (e)	64,000	36,720
Transportation Equipment Manufacturing - 0.7%
Stoneridge, Inc.
11.500%, 05/01/2012	485,000	486,213
Truck Transportation - 0.7%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010	500,000	495,000
Waste Management and Remediation Services - 0.4%
Covanta Holding Corp.
3.250%, 06/01/2014	250,000	266,250
Water Transportation - 2.3%
Ship Finance International Ltd.
8.500%, 12/15/2013	850,000	837,250
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014	750,000	723,750
Total Water Transportation		1,561,000

TOTAL CORPORATE BONDS (Cost $28,662,313)		$27,791,985

U.S. GOVERNMENT AGENCY ISSUES - 0.9%
Fannie Mae Discount Notes
0.240%, 08/25/2010 (d) (k)	575,000	574,921
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $574,921)		$574,921

	Shares	Value
OTHER SECURITIES - 2.7%
Lehman Swap Termination Claim (g) (l) (i)	2,031,150	$832,771
PTMH Halcyon (Acquired 02/10/2010, Cost $981,376) (a) (f) (g) (h)	9,398	939,831

	Principal
	Amount
SlavInvestBank Loan Participation Notes
9.875%, 12/21/2049 (h)	$67,431	37,087
TOTAL OTHER SECURITIES (Cost $1,942,513)		$1,809,689

Total Investments (Cost $62,505,164) - 90.2%		60,311,245

REPURCHASE AGREEMENTS - 7.2%
J.P. Morgan
0.020%, dated 6/30/2010, due 7/1/2010
repurchase price $4,826,066 (b)	$4,826,063	4,826,063
TOTAL REPURCHASE AGREEMENTS (Cost $4,826,063)		$4,826,063

Other Assets in Excess of Liabilities - 2.6%		1,701,793
TOTAL NET ASSETS - 100.0%		$66,839,101

Footnotes

CAD Canadian Dollar

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes.
(c) Variable Rate Security. The rate shown represents the rate at June 30, 2010.
(d) Zero coupon bond. Effective yield is listed.
(e) Default or other conditions exist and security is not presently accruing income.
(f) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2010, the market value of these securities total $13,274,877 which represents 19.9% of total net assets.
(g) Illiquid securities identified by Investment Advisor. The market value of these securities total $4,632,459 which represents 6.9% of total net assets.
(h) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $4,219,225 which represents 6.3% of total net assets
(i) Security valued utilizing a single broker source. The market value of these securities total $2,811,049, which represents 4.2% of total net assets
(j) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage.
Interest rate disclosed represents the coupon rate of the underlying mortgage at June 30, 2010.
(k) All or a portion of the shares have been committed as collateral for futures.
(l) Represents swap termination claims from the Lehman bankruptcy.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value
Schedule of Securities Sold Short
June 30, 2010 (Unaudited)

COMMON STOCKS	Shares	Value
ADC Telecommunications, Inc.	2,500	$18,525
AirTran Holdings, Inc.	20,000	97,000
Alliance Data Systems Corp.	3,500	208,320
Annaly Capital Management, Inc.	14,000	240,100
Ciena Corp.	18,000	228,240
CommScope, Inc.	12,000	285,240
Covanta Holding Corp.	9,500	157,605
D.R. Horton, Inc.	18,000	176,940
EMC Corp./Massachusetts	17,500	320,250
Finisar Corp.	7,500	111,750
Ford Motor Co.	7,700	77,616
Gaylord Entertainment Co.	6,800	150,212
Group 1 Automotive, Inc.	2,000	47,060
Iconix Brand Group, Inc.	10,050	144,418
Incyte Corp. Ltd.	32,500	359,775
International Game Technology	9,500	149,150
Inverness Medical Innovations, Inc.	8,900	237,274
Liberty Global, Inc.	12,800	332,672
MGM Resorts International	8,000	77,120
Microchip Technology, Inc.	2,500	69,350
Micron Technology, Inc.	14,300	121,407
The NASDAQ OMX Group, Inc.	1,000	17,780
Navistar International Corp.	3,500	172,200
ON Semiconductor Corp.	31,000	197,780
Penske Automotive Group, Inc.	2,000	22,720
PMC - Sierra, Inc.	55,500	417,360
priceline.com, Inc.	1,200	211,848
Saks, Inc.	45,000	341,550
SBA Communications Corp. - Class A	4,000	136,040
Steel Dynamics, Inc.	3,700	48,803
Suntech Power Holdings Co. Ltd. - ADR	3,100	28,427
Teva Pharmaceutical Industries Ltd. - ADR	2,000	103,980
Triumph Group Inc New	7,300	486,399
Tyson Foods, Inc. - Class A	30,500	499,895
United States Steel Corp.	6,100	235,155
WebMD Health Corp. - Class A	12,000	557,160
World Accep Corp Del	1,400	53,635
Xilinx, Inc.	14,300	361,218
TOTAL COMMON STOCK (Proceeds $7,892,528)		$7,501,974

INVESTMENT COMPANIES
iShares Barclays 20+ Year Treasury Fund	4,500	457,875
iShares Russell 2000 Index Fund	40,000	2,443,200
TOTAL INVESTMENT COMPANIES (Proceeds $3,065,246)		$2,901,075

Total Securities Sold Short (Proceeds $10,957,774)		$10,403,049

Underlying Funds Trust
Relative Value Schedule of Future Contracts		Unrealized Appreciation/
June 30, 2010 (Unaudited)	Contracts	(Depreciation)

FUTURES CONTRACTS PURCHASED
10-Year note Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $17,891,844)	146	$177,900
U.S. Treasury 5-Year Note Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $765,000)	6	14,813

TOTAL FUTURES CONTRACTS PURCHASED		$192,713

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $6,197,500)	25	$(6,250)
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $3,473,050)	14	(3,500)
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $7,156,475)	29	(7,250)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $2,689,775)	11	(3,437)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $2,424,375)	10	(5,250)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $7,141,975)	29	(7,613)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $2,684,138)	11	(3,988)
Eurodollar 90 Day Futures Contract, Expiring March 2014
(underlying Face Amount at Market Value $1,210,125)	5	(2,813)
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $3,962,400)	16	(4,200)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,457,000)	10	(2,625)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $5,112,975)	21	(8,925)
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $4,222,163)	17	(3,188)
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $4,698,463)	19	(4,750)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $2,451,250)	10	(2,875)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $2,672,588)	11	(5,225)
10-Year Swap Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $4,845,938)	45	(72,422)
5-Year Swap Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $4,882,500)	45	(35,156)

Underlying Funds Trust
Relative Value Schedule of Future Contracts		Unrealized Appreciation/
June 30, 2010 (Unaudited)	Contracts	(Depreciation)

U.S. Treasury 2-Year Note Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $5,251,875)	24	(6,749)
U.S. Treasury 5-Year Note Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $6,154,281)	52	(31,687)

TOTAL SHORT FUTURES CONTRACTS		$(217,903)

TOTAL FUTURES CONTRACTS		$(25,190)

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$-	$-	$2,008,936	(1)	$2,008,936
Preferred Stocks		-	-	454,916		454,916
Asset Backed Securities		-	1,161,626	-		1,161,626
Mortgage Backed Securities		-	5,949,909	150,948		6,100,857
Convertible Bonds		-	19,548,067	860,248		20,408,315
Corporate Bonds		-	26,020,065	1,771,920		27,791,985
U.S. Government Agency Issues		-	574,921	-		574,921
Other Securities		-	-	1,809,689		1,809,689
Repurchase Agreements		-	4,826,063	-		4,826,063
Total Investments in Long Securities		$-	$58,080,651	$7,056,657		$65,137,308

Securities Sold Short:
Common Stocks		$(7,501,974)	$-	$-		$(7,501,974)
Investment Companies		(2,901,075)	-	-		(2,901,075)
Total Securities Sold Short		$(10,403,049)	$-	$-		$(10,403,049)

Other Financial Instruments*
Futures Contracts Purchased		$-	$192,713	$-		$192,713
Short Futures Contracts		$-	$(217,903)	-		(217,903)
Total Futures Contracts		$-	$(25,190)	$-		$(25,190)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Machinery Manufacturing	$81,793
	Transportation Equipment Manufacturing	1,927,143
		$2,008,936

There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$1,096,220
Transfers out of Level 2		-
Net transfers in and/or out of Level 2		$1,096,220
Transfers was made into Level 2 due to a security being priced with observable market data.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09		$8,168,883	$-	$-
Accrued discounts/premiums		34,750	-	-
Realized gain (loss)*		(6,868,104)	-	-
Change in unrealized appreciation		7,370,278
Purchases		5,412,579

(Sales)	(5,636,116)	-	-
Transfer in and/or out of Level 3	(1,425,613)	-	-
Balance as of 6/30/10	$7,056,657	$-	$-

Change in unrealized appreciation/depreciation during the period for level 3 investments held at June 30, 2010	$(341,406)	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Assets:
Unaffiliated Issuers, at value
(cost $60,905,387, $61,410,972, $42,824,161, $62,505,164)	$61,013,479	$56,484,724	$42,924,043	$60,311,245
Affiliated Issuers, at value
(cost $407,533, $0, $0, $0)	607,454	-	-	-
Repurchase Agreements
(cost $14,074,175, $20,240,299, $21,587,124, $4,826,063)	14,074,175	20,240,299	21,587,124	4,826,063
Foreign currency, at value (cost $325,151, $29,970, $306,355, $13,492)	309,849	29,067	305,443	13,378
Cash	-	3,647	229	1,837,282
Receivable for investments sold	2,128,128	2,379,430	3,394,764	1,625,349
Dividends and interest receivable	375,543	45,319	48,152	769,028
Deposits for short sales	4,606,939	24,460,234	43,908,502	9,910,329
Receivable for variation margin on futures	-	-	-	20,114
Total Assets	83,115,567	103,642,720	112,168,257	79,312,788

Liabilities:
Securities sold short, at value
(proceeds $5,033,319, $25,932,611, $45,295,917, $10,957,774)	4,424,763	23,680,046	42,601,783	10,403,049
Written option contracts, at value
(premiums received $496,600, $276,923, $0, $0)	441,216	465,747	-	-
Payable for investments purchased	2,517,011	2,044,241	3,289,384	1,933,762
Payable to broker for dividends and interest on securities sold short	25,258	13,306	59,115	14,442
Payable for variation margin on futures	-	-	-	3,475
Payable to Advisor	177,697	202,455	142,655	118,959
Payable to Custodian for cash overdraft	2,982,534	-	-	-
Total Liabilities	10,568,479	26,405,795	46,092,937	12,473,687

Net Assets	$72,547,088	$77,236,925	$66,075,320	$66,839,101

Net Assets Consist of:
Shares of beneficial interest	$104,209,702	$103,422,842	$70,843,484	$107,929,649
Undistributed net investment income (loss)	371,777	(1,394,009)	(842,277)	685,718
Accumulated net realized gain (loss)	(33,030,340)	(21,928,574)	(6,724,667)	(40,111,768)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	108,092	(4,926,248)	99,882	(2,193,919)
Affiliated investments	199,921	-	-	-
Foreign currency and foreign currency translation	23,996	(827)	4,764	(114)
Short positions	608,556	2,252,565	2,694,134	554,725
Futures contracts	-	-	-	(25,190)
Written option contracts	55,384	(188,824)	-	-
Total Net Assets	$72,547,088	$77,236,925	$66,075,320	$66,839,101

Shares outstanding (unlimited shares authorized, $0.001 par value)	9,615,183	13,016,341	7,923,976	8,646,826

Net asset value, offering and redemption price per share	$7.55	$5.93	$8.34	$7.73

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2010	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Investment Income:
Dividend income from unaffiliated issuers
(net of foreign withholding tax of $7,176, $5,104, $28,801, $0)	$137,507	$340,935	$512,886	$39,869
Interest income	1,464,571	5,946	-	1,560,094
Total Investment Income	1,602,078	346,881	512,886	1,599,963

Expenses:
Investment advisory fees (See Note 8)	908,853	929,969	711,271	598,263
Operating service fees (See Note 8)	181,815	186,002	142,254	119,653
Total operating expenses before dividends and interest on
short positions	1,090,668	1,115,971	853,525	717,916
Dividends and interest on short positions	105,047	202,597	499,810	188,257
Total Expenses	1,195,715	1,318,568	1,353,335	906,173

Net Investment Income	406,363	(971,687)	(840,449)	693,790

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	630,470	355,945	3,283,993	(10,094,541)
Investments in affiliated issuers	(4,900,316)	-	-	-
Foreign currency and foreign currency translation	36,426	(9,044)	(2,274)	(82,292)
Short positions	(335,983)	(2,424,691)	(5,228,724)	(683,944)
Futures Contracts	-	-	-	-
Written option contracts	317,908	367,836	-	-
Net Realized Gain (Loss)	(4,251,495)	(1,709,954)	(1,947,005)	(10,860,777)
Change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,084,872)	(7,797,451)	(4,419,328)	10,170,468
Affiliated investments	6,635,987	-		-
Foreign currency and foreign currency translation	(8,738)	(1,485)	3,838	57,664
Short positions	433,456	2,623,742	5,590,997	1,453,373
Written option contracts	44,966	(215,191)	-	-
Futures contracts	-	-	-	(25,190)
Net Change in Unrealized Appreciation (Depreciation)	6,020,799	(5,390,385)	1,175,507	11,656,315
Net Realized and Unrealized Gain (Loss)	1,769,304	(7,100,339)	(771,498)	795,538

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,175,667	$(8,072,026)	$(1,611,947)	$1,489,328

  The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value

Net Assets, December 31, 2008	$43,228,716	$22,271,675	$41,762,497	$45,530,034
2009:
Operations:
Net investment income (loss)	1,575,113	(711,427)	(1,278,635)	3,879,610
Net realized gain (loss)	(16,691,535)	1,088,697	3,907,134	(19,341,655)
Change in unrealized appreciation (depreciation)	32,836,156	701,722	(7,260,876)	30,618,517
Net Increase (Decrease) in Net Assets Resulting from Operations	17,719,734	1,078,992	(4,632,377)	15,156,472

Dividends and Distributions to Shareholders:
Net investment income	-	-	-	-
Net realized gains	-	-	-	-
Total Dividends and Distributions	-	-	-	-

Capital Share Transactions:
Proceeds from shares sold	4,902,788	20,768,370	35,941,819	2,149,364
Cost of shares redeemed	(23,148,730)	(22,386,423)	(31,453,965)	(36,633,757)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-
Subscription to fund transfer of positions (See Note 3)	28,921,346	38,500,000	15,500,000	20,000,000
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,675,404	36,881,947	19,987,854	(14,484,393)

Total Increase/(Decrease) in Net Assets	28,395,138	37,960,939	15,355,477	672,079

Net Assets, December 31, 2009	71,623,854	60,232,614	57,117,974	46,202,113

* Including undistributed net investment income (loss)	$(34,586)	$(422,322)	$(1,828)	$(8,072)
2010:
Operations:
Net investment income (loss)	$406,363	$(971,687)	$(840,449)	$693,790
Net realized gain (loss)	(4,251,495)	(1,709,954)	(1,947,005)	(10,860,777)
Change in unrealized appreciation (depreciation)	6,020,799	(5,390,385)	1,175,507	11,656,315
Net Increase (Decrease) in Net Assets Resulting from Operations	2,175,667	(8,072,026)	(1,611,947)	1,489,328

Dividends and Distributions to Shareholders:
Net investment income	-	-	-	-
Net realized gains	-	-	-	-
Total Dividends and Distributions	-	-	-	-

Capital Share Transactions:
Proceeds from shares sold	12,009,041	38,881,021	15,069,293	22,719,813
Cost of shares redeemed	(13,261,474)	(13,804,684)	(4,500,000)	(23,722,295)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-
Subscription to fund transfer of positions (See Note 3)	-	-	-	20,150,142
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,252,433)	25,076,337	10,569,293	19,147,660

Total Increase/(Decrease) in Net Assets	923,234	17,004,311	8,957,346	20,636,988

Net Assets, June 30, 2010	$72,547,088	$77,236,925	$66,075,320	$66,839,101

* Including undistributed net investment income (loss)	$371,777	$(1,394,009)	$(842,277)	$685,718

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$7.30		$4.91		$9.09		$9.51		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.04		0.19		0.40		0.12		0.02
Net realized and unrealized gain (loss) on investments	0.20		2.20		(4.57)		0.79		(0.01)
Total Gain (loss) from Investment Operations	0.24		2.39		(4.17)		0.91		0.01

Less Dividends and Distributions:
Net investment income	-		-		(0.00	)(7)	(0.13)		(0.03)
Net realized gains	-		-		(0.01)		(1.20)		(0.47)
Total Dividends and Distributions	-		-		(0.01)		(1.33)		(0.50)

Net Asset Value, End of Period	$7.54		$7.30		$4.91		$9.09		$9.51

Total Return	3.32	%(4)	48.68%		-45.90%		9.93%		0.18	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$72,535		$71,624		$43,229		$92,486		$57,421

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.29	%(5)(6)	2.96	%(6)	2.71	%(6)	2.96	%(6)	4.23	%(5)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	3.00	%(5)(6)	2.71	%(6)	2.38	%(6)	2.62	%(6)	3.00	%(5)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	1.12	%(5)	3.14%		4.84%		0.81%		0.20	%(5)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.29	%(5)	0.25%		0.33%		0.34%		1.23	%(5)

Portfolio turnover rate	102	%(4)	255%		219%		194%		74	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the six months ended June 30, 2010 and the years ended December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.05, $0.21, $0.43, $0.16 and $0.10, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.
(7) Amount calculated is less than $0.005.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

  The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.55		$6.31		$8.40		$8.53		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.08)		(0.14)		(0.07)		(0.08)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.54)		0.38		(2.02)		(0.02)		(1.38)
Total Gain (loss) from Investment Operations	(0.62)		0.24		(2.09)		(0.10)		(1.44)

Less Dividends and Distributions:
Net realized gains	-		-		-		(0.03)		(0.03)
Total Dividends and Distributions	-		-		-		(0.03)		(0.03)

Net Asset Value, End of Period	$5.93		$6.55		$6.31		$8.40		$8.53

Total Return	-9.30	%(4)	3.80%		-24.88%		-1.07%		-14.36	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$77,238		$60,233		$22,272		$49,014		$26,673

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.55	%(5)(6)	3.38	%(6)	2.69	%(6)	3.26	%(6)	4.18	%(5)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	3.00	%(5)(6)	2.80	%(6)	2.30	%(6)	2.53	%(6)	3.00	%(5)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	(2.61	%)(5)	(2.16%)		(0.90%)		(1.41%)		(1.28	%)(5)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.55	%(5)	0.58%		0.39%		0.73%		1.18	%(5)

Portfolio turnover rate	273	%(4)	517%		292%		346%		323	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the six months ended June 30, 2010 and the years ended Decemer 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends and interest on short positions was ($0.07), ($0.10), ($0.04), ($0.02) and $0.01, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

  The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Market Neutral
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.57		$9.79		$10.10		$9.16		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.12)		(0.31)		(0.13)		0.16		0.12
Net realized and unrealized gain (loss) on investments	(0.11)		(0.91)		(0.18)		0.89		(0.57)
Total Gain (loss) from Investment Operations	(0.23)		(1.22)		(0.31)		1.05		(0.45)

Less Dividends and Distributions:
Net investment income	-		-		-		(0.11)		(0.12)
Net realized gains	-		-		-		-		(0.27)
Total Dividends and Distributions	-		-		-		(0.11)		(0.39)

Net Asset Value, End of Period	$8.34		$8.57		$9.79		$10.10		$9.16

Total Return	-2.69	%(4)	-12.46%		-3.07%		11.51%		-4.55	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$66,075		$57,118		$41,762		$81,258		$27,493

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	4.76	%(5)(6)	4.59	%(6)	3.98	%(6)	3.72	%(6)	4.15	%(5)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	3.00	%(5)(6)	2.82	%(6)	2.48	%(6)	2.57	%(6)	3.00	%(5)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	(2.96	%)(5)	(3.41%)		(1.34%)		1.24%		1.69	%(5)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	1.76	%(5)	1.77%		1.50%		1.15%		1.15	%(5)

Portfolio turnover rate	127	%(3)	293%		260%		122%		98	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the six months ended June 30, 2010 and years ended December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.05), ($0.15), $0.02, $0.26 and $0.19, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Relative Value
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009		Year Ended December 31, 2008		Period from May 1, 2007(6) to December 31, 2007

Per Share Data:(1)
Net Asset Value, Beginning of Period	$7.47		$5.26		$9.83		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.11		0.54		0.84		0.43
Net realized and unrealized gain (loss) on investments	0.15		1.67		(4.88)		(0.35)
Total Gain (loss) from Investment Operations	0.26		2.21		(4.04)		0.08

Less Dividends and Distributions:
Net investment income	-		-		(0.53)		(0.25)
Net realized gains	-		-				-
Total Dividends and Distributions	-		-		(0.53)		(0.25)

Net Asset Value, End of Period	$7.73		$7.47		$5.26		$9.83

Total Return	3.35	%(4)	42.21%		-41.70%		0.80	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$66,839		$46,202		$45,530		$81,351

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.78	%(5)(7)	2.74	%(7)	2.72	%(7)	2.78	%(5)(7)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	3.00	%(5)(7)	2.68	%(7)	2.39	%(7)	2.60	%(5)(7)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	2.90	%(5)	8.88%		10.00%		5.71	%(5)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.78	%(5)	0.06%		0.33%		0.18	%(5)

Portfolio turnover rate	53	%(4)	116%		44%		8	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the six months ended June 30, 2010 and years ended December 31, 2009, December 31, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and interest on short positions was $0.14, $0.55, $0.87 and $0.44, respectively.
(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for Relative Value was May 1, 2007.
(7) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 8 of the Notes to Financial
Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Hatteras Alternative Mutual Funds Trust (the ‘‘Trust’’) (until February 26, 2010 Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (collectively, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’).

On July 7, 2009, Alternative Investment Partners, LLC (the previous name of the advisor to the Trust and the UFT), entered into a Securities Purchase Agreement (“SPA”) pursuant to which Hatteras Capital Investment Management, LLC (“HCIM”), a registered investment adviser located in Raleigh, North Carolina, purchased 55% of the membership interests of Alternative Investment Partners, LLC from an affiliate of Asset Alliance Corporation, subject to certain conditions.  The purchase transaction was completed on September 15, 2009, when Alternative Investment Partners, LLC changed its name to Hatteras Alternative Mutual Funds, LLC (the “Advisor”).   At a special meeting of combined shareholders held on September 9, 2009, the shareholders approved a new advisory agreement between the UFT and the Advisor.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles and which are followed consistently by the UFT in the preparation of their financial statements.

a. Basis of Accounting

The UFT’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP ”).

b. Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.  Valuation of Investments

Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.  Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier.  Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.  The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security.  When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.  Events occurred surrounding some of the Portfolios which require adjustments to be made to the financial statements in order to comply with Generally Accepted Accounting Principles (GAAP).  Specifically, broker quotes for several securities as of June 30, 2010 were received in July 2010. The financial statements have been updated to reflect these adjustments. Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of June 30, 2010.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

d.  Investment Income

Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

e.  Use of Estimates

The preparation of the financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

g.  Distributions to Alpha and Beta

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the six months ended June 30, 2010, the following Portfolio paid a short-term capital gain distribution to Alpha:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

	Alpha	Beta
Income Arbitrage	$1,233,706	$ -

h.  Derivatives

Swaps
Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.  Realized and unrealized gains and losses on swap derivative positions are included in the Statement of Operations under Swap contracts.  At June 30, 2010, there were no outstanding swap positions in any of the Portfolios, although there had been activity in certain portfolios for the interim period ended June 30, 2010.

3.  Portfolios and Investment Objectives

Under a Fund-of-Funds structure, Alpha and Beta invest all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

In 2009, the Board authorized and ratified certain updates regarding the renaming of certain series of UFT the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 (“17a-7 transactions”) of the 1940 Act, as amended.  As of December 31, 2009, the UFT consisted of the following Portfolios:

•	Event Driven
•	Long/Short Equity
•	Market Neutral Equity
•	Relative Value
•	Income Arbitrage Portfolio – 1
•	Energy and Natural Resources Portfolio.

In January 2010, the assets of Energy and Natural Resources Portfolio were transferred to Long/Short Equity.  In June 2010, the assets of Income Arbitrage Portfolio – 1 were transferred to Relative Value.  These purchases were funded via subscriptions from Alpha and Beta, which are shown separately on the Statements of Changes.

For federal income tax purposes these consolidations between the Portfolios were considered nontaxable reorganizations under Section 368(a)(1)(D) of the Internal Revenue Code, as amended in 1986.  Therefore no capital gain or loss will be realized by the closing Portfolios in the consolidation process.  The securities transferred from the closing funds to the four remaining funds through the consolidation will retain their original tax cost basis that they previously held prior to the consolidation.

For book purposes, the securities transferred from the closing Portfolios to the four surviving Portfolios have a new cost basis equal to the current value on the date of the transfer.  The closing Portfolios recognized realized gains and losses upon transfer of these securities.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Investment Concentration
As of June 30, 2010 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
Event Driven	98.47%	1.53%

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Long/Short Equity	98.21%	1.79%
Market Neutral Equity	100.00%	0.00%
Relative Value	99.24%	0.76%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in Securities whose prices are or will be impacted by a corporate event.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Market Neutral Equity

Investment Objective
Market Neutral Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities.  The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Equity Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.  This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value

Investment Objective
Relative Value seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.  The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage— hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.  This may also include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

4.  Financial Instruments and Risks

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions.  The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  Relative Value uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions.  With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions.  Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counterparty credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default.  Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.  A realized gain or loss is recorded at the time the forward contract is closed.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.
The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

The premiums received and the numbers of option contracts written by the Portfolios during the six months ended June 30, 2010, were as follows:

Event Driven	Premiums Received	Number of Contracts	Long/Short Equity	Premiums Received	Number of Contracts
Options outstanding at December 31, 2009	$16,218	570	Options outstanding at December 31, 2009	$90,467	580
Options written	1,377,933	14,961	Options written	2,052,500	25,828
Options closed	(501,241)	(3,719)	Options closed	(1,122,209)	(12,133)
Options exercised	(79,223)	(1,738)	Options exercised	(187,739)	(1,564)
Options expired	(317,087)	(5,816)	Options expired	(556,096)	(9,221)
Options outstanding at June 30, 2010	$496,600	4,258	Options outstanding at June 30, 2010	$276,923	3,490

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Market Neutral	Premiums Received	Number of Contracts	Relative Value	Premiums Received	Number of Contracts
Options outstanding at December 31, 2009	$-	-	Options outstanding at December 31, 2009	$-	-
Options written	-	-	Options written	-	-
Options closed	-	-	Options closed	-	-
Options exercised	-	-	Options exercised	-	-
Options expired	-	-	Options expired	-	-
Options outstanding at June 30, 2010	$-	-	Options outstanding at June 30, 2010	$-	-

Swaps
The Relative Value Portfolio may enter into credit default swaps for investment purposes, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Relative Value Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Certain swap agreements between investment companies and counterparties contain terms which grant the counterparty the right to terminate the swap and demand settlement if the net asset value of the investment company has fallen by a specified percentage or below a specified value. Concentrations associated with such instruments may create risk associated with the timing of funding liabilities arising from these agreements. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.  There were no credit default swap agreements outstanding as of June 30, 2010.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Convertible Securities
The Portfolios may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

5.  Income Taxes

Federal Income Taxes

The Portfolios intend to qualify and elect to be treated as regulated investment companies under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

There is no tax liability resulting from recognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2009, or for any other tax years which are open for examination.  The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities.  As of December 31, 2009, open tax periods include the years ended December 31, 2007 through December 31, 2009.  The Portfolios have no examinations in progress.
The cost basis of investments for federal income tax purposes at December 31, 2009 were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value

Cost of Investments	$80,425,056	$60,542,322	$51,857,719	$57,450,234
Gross tax unrealized appreciation	3,697,404	4,465,088	7,269,678	2,562,390
Gross tax unrealized depreciation	(9,771,426)	(2,538,733)	(3,443,935)	(14,437,127)
Net tax unrealized appreciation (depreciation)	$(6,074,022)	$1,926,355	$3,825,743	$(11,874,737)

At December 31, 2009, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Net tax unrealized appreciation (depreciation) on investments	$(6,074,022)	$1,926,355	$3,825,743	$(11,874,737)
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	185,518	(344,810)	(2,896,863)	(898,648)
Capital loss carryover	(27,982,511)	(19,615,726)	(4,086,023)	(23,990,151)
Other accumulated earnings/(losses)	32,734	(79,710)	926	(5,816,340)
Total accumulated earnings/(losses)	$(33,838,281)	$(18,113,891)	$(3,156,217)	$(42,579,876)

The primary differences between the cost amounts for book and tax purposes is primarily due to deferred wash sale losses, constructive sales and tax adjustments for passive foreign investment companies and the cost basis difference for the positions that transferred via the 17a-7 transactions.

As of December 31, 2009, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Event Driven	$ 9,899,898 1	12/31/2016
Event Driven	18,082,613	12/31/2017
Long/Short Equity	19,615,726 2	12/31/2016
Market Neutral	4,086,023 3	12/31/2016
Relative Value	109,019 4	12/31/2014
Relative Value	6,340,452 5	12/31/2015
Relative Value	4,730,720 6	12/31/2016
Relative Value	12,809,960	12/31/2017

1 $5,524,354 is related to the positions transferred via 17a-7 transactions from the Event Driven & Risk Arbitrage Portfolio. See Note 3 for more information.
2 $13,098,161 is related to the positions transferred via 17a-7 transactions from the Long/Short Equity – Growth Portfolio. See Note 3 for more information.
3 The entire amount of $4,086,023 is related to the positions transferred via 17a-7 transactions from the Long/Short Equity - International Portfolio. See Note 3 for more information.
4 The entire amount of $109,019 is related to the positions transferred via 17a-7 transactions from the Arbitrage - 1 Portfolio. See Note 3 for more information.
5 The entire amount of $6,340,452 is related to the positions transferred via 17a-7 transactions from the Arbitrage -1 Portfolio. See Note 3 for more information.
6 $2,583,689 is related to the positions transferred via 17a-7 transactions from the Arbitrage -1 Portfolio. See Note 3 for more information.

The tax character of distributions for the Portfolios for the year ended December 31, 2009 were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Distributions paid from:
Ordinary income	$-	$-	$-	$-
Long term capital gain	-	-	-	-
Total distributions paid	-	-	-	-

Redemptions characterized as distributions for tax purposes:
Return of capital*	19,761,497	24,937,935	29,460,976	32,149,451
Ordinary income distributions from redemptions*	2,161,244	-	539,024	3,922,462
Total redemptions characterized as distributions for tax purposes	$21,922,741	$24,937,935	$30,000,000	$36,071,913

6.  Credit Facility

Deutsche Bank has made available to Alpha a credit facility pursuant to a Loan and Pledge Agreement (“Agreement”) dated August 8, 2008 for the purpose of purchasing portfolio securities.  The Agreement can be terminated by either the Funds or Deutsche Bank.  The Agreement was amended on October 30, 2009, extending the facility until October 29, 2010.  Alpha may borrow up to 27.5% of the fund’s net assets, with a maximum principal amount of $50,000,000.  The facility accrues interest on any outstanding amounts at the rate of 3-month LIBOR plus 150 basis points.  In addition, Alpha pays a 1% facility fee under the Agreement on the maximum principal amount.  Alpha utilizes this credit facility in order to trade the Portfolios.  Additionally, Alpha’s investments in the Portfolios are pledged as collateral for the credit facility.

7.  Investment Transactions

Purchases and sales of securities and US Government securities for the six months ended June 30, 2010 for the Portfolios (excluding short-term investments) are as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Purchases of securities	$73,796,124	$164,566,968	$59,887,883	$45,423,117
Sales of securities	(58,767,104)	(156,588,246)	(66,218,923)	(26,916,589)
Purchases of US Government securities	-	-	-	1,881,536
Sales of US Government securities	-	-	-	-

Purchases and sales relating to the 17a-7 transactions discussed in Note 3 were as follows:
	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Purchases of securities	$31,528,851	$36,234,232	$12,636,321	$34,767,160
Sales of securities	-	-	-	17,307,505

8. Investment Advisory Agreements and Other Expense Agreements

Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets. The Advisor analyzes the expense ratios of the Funds, and reduces its advisory fees across the Portfolios so the expenses passed along to the Funds calculates to 3.00% on an aggregate basis.  Due to the effects of leverage, the actual expense ratios can be less than 3.00%.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement.  Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

9. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Shares outstanding, January 1, 2009	8,796,581	3,529,928	4,267,004	8,663,536

Shares sold	4,174,879	3,246,850	4,169,576	326,016
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-
Shares issued to fund transfer of positions (See Note 3)	3,953,069	5,845,400	1,781,887	2,758,621
Shares redeemed	(7,116,145)	(3,420,274)	(3,555,265)	(5,566,191)

Shares outstanding, December 31, 2009	9,808,384	9,201,904	6,663,202	6,181,982

Shares sold	1,557,562	6,069,977	1,799,052	3,336,194
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-
Shares issued to fund transfer of positions (See Note 3)	-	-	-	2,600,460
Shares redeemed	(1,750,763)	(2,255,540)	(538,278)	(3,471,810)

Shares outstanding, June 30, 2010	9,615,183	13,016,341	7,923,976	8,646,826

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

10. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Portfolio.  During the six months ended June 30, 2010, the Portfolios owned the following positions in such companies for investment purposes only:

Event Driven:
Issuer Name	Share Balance at December 31, 2009	Purchases	Sales	Share Balance at June 30, 2010	Value at June 30, 2010	2010 Realized Gains (Losses)	2010 Change in Unrealized Gains (Losses)
Electronic Control Security, Inc.	1,537,859	-	-	1,537,859	$607,454	$-	$346,017
IAT Air Cargo Facilities Income Fund1	2,686,579	-	2,686,579	-	-	-	6,289,970
Huntingdon Real Estate Investment Trust1	-	26,194,145	25,383,685	810,460	4,385,186	(4,900,316)	(602,048)
Huntingdon Real Estate Investment Trust 7.500%, 3/31/20121	407,050	-	-	407,050	375,677	-	17,608

1 IAT Air Cargo Facilities Income Fund went through a corporate action in 2010 whereby Event Driven received stock issued by Huntingdon Real Estate Investment Trust.  After Event Driven sold some of their stock in Huntingdon Real Estate Investment Trust, the issuer was no longer an affiliate.  At June 30, 2010, Huntingdon Real Estate Investment Trust is not an affiliate of Event Driven.

11.  Derivative Instruments and Hedging Activities
The Portfolios have adopted authoritative standards regarding disclosures about derivatives and hedging activities and how they affect the Portfolios’ Statements of Assets and Liabilities and Statements of Operations.

Event Driven
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2010:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments *	$1,316,368
Written Options			Written option contracts, at value	$441,216
Total		$1,316,368		$441,216
* Purchased options are included in investments with other long positions.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2010:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts Purchased Options	$399,008	**
Written Options	317,908
Total	$81,100
** Purchased options are included with realized gain (loss) on unaffiliated investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts Purchased Options	$(36,063	)***
Written Options	44,966
Total	$(111,282)
*** Purchased options are included with unrealized gain (loss) on unaffiliated investments.

Long/Short Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2010:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments*		$1,036,690
Written Options				Written option contracts, at value	$465,747
Total			$1,036,690		$465,747
* Purchased options are included in investments with other long positions.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2010:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts Purchased Options	$(1,449,834	)**
Written Options	367,836
Total	$(1,081,998)
** Purchased options are included with realized gain (loss) on unaffiliated investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts Purchased Options	$238,162	***
Written Options	(215,191)
Total	$115,670
*** Purchased options are included with unrealized gain (loss) on unaffiliated investments.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

Relative Value
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2010:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Interest Rate Contracts:
Futures	Receivable for variation margin on futures*	$192,713	Payable for variation margin on futures*	$217,903
Total		$192,713		$217,903

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
Only the current day's variation margin is reported in the Statement of Assets and Liabilities

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2010:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Interest Rate Contracts
Futures contracts	$-
Total	$-

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Interest Rate Contracts
Futures contracts	$(25,190)
Total	$(25,190)

The average monthly market value of purchased and written options during the six months ended June 30, 2010 were as follows (neither Market Neutral Equity nor Relative Value held purchased or written options during the year):

	Event Driven	Long/Short Equity
Purchased options	$355,016	$777,283
Written Options	$(150,575)	$(247,247)

Relative Value invested in futures during the year.  The average monthly notional amount of futures during the six months ended June 30, 2010 for Relative Value was as follows:

	Notional value of long positions	Notional value of short positions
Futures	$18,652,313	$(79,700,950)

Underlying Funds Trust
Notes to Financial Statements
June 30, 2010 (Unaudited)

12. New Accounting Pronouncements

In January 2010, new accounting guidance was issued that requires enhanced disclosures about fair value measurements in the financial statements effective for fiscal years and interim periods beginning after December 15, 2009.  Management expects that adoption of this guidance will have no impact on the Funds’ net assets or results of operations.

13.  Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Underlying Funds Trust
Board Approval of Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board”) of Underlying Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), met in person on February 22, 2010, and April 15, 2010, and voted to approve the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Trust, on behalf of its series (the “Funds”), Hatteras Alternative Mutual Funds, LLC (the “Advisor,” formerly, Alternative Investment Partners, LLC) and certain sub-advisors. The Board received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements.  In connection with its approval of the Sub-Advisory Agreements, the Board considered the following factors:

•	The overall investment performance of each sub-advisor;

•	The nature, scope and quality of the services to be provided by each sub-advisor;

•	The costs of the services to be provided by each sub-advisor and the structure of the sub-advisor’s fees;

•	The extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

•	The profits to be realized by each sub-advisor and its affiliates from the relationship with the Funds.

None of these factors was determinative in the Board’s decision to approve the Sub-Advisory Agreements, but each was a factor in the Independent Trustees’ consideration.

In addition, the Board discussed and considered materials which had been distributed to them in advance at the Board meeting and prepared by the Sub-Advisors in response to the questionnaire provided by the Advisor and Fund counsel with respect to certain matters that the Advisor and Fund counsel believed relevant to the approval of the Sub-Advisory Agreements under Section 15 of the Investment Company Act.  These materials included, among other things, information regarding: (a) each Sub-Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Funds’ assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Advisor in response to the requests of the Advisor and the Trustees; (d) regulatory issues; (e) each Sub-Advisor’s compliance program and chief compliance officer; and (f) other material factors affecting each Sub-Advisor.  The Board then discussed each of the proposed New Sub-Advisory Agreements with each Sub-Adviser.

Tiburon Capital Management, LLC (“Tiburon”): The Board considered Tiburon’s multistrategy, trading oriented approach to event driven investing. The Board expressed their satisfaction with the portfolio manager’s extensive experience within the industry, including with advisory firms with which the Adviser and/or the Funds had worked with in the past. The Board acknowledged the Adviser’s explanation that Tiburon would provide the Funds new event driven strategies that were not currently among those used by the Funds and provide both potential return enhancement and risk protection. The Adviser expressed its satisfaction with its discussions with representatives of Tiburon. The Board then had an opportunity to address questions to the portfolio manager by telephone, including those regarding performance, the portfolio manager’s personal investment in the firm’s strategy and Tiburon’s financial soundness. The Board noted representations from the Trust’s Chief Compliance Officer that Tiburon’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Tiburon.

Phineus Partners LP (“Phineus”): The Board considered Phineus’s experience and expertise with regard to long/short investments in the global equity markets, Phineus’s fundamental research-driven approach, its emphasis on investments in the technology, media and communications sectors and its potential contribution to the Funds’ overall performance. The Adviser expressed its satisfaction with its discussions with representatives of Phineus and noted that such representatives were available to the Board if any Trustees had questions. The Board noted Phineus’s financial soundness and ability to fulfill its obligations to the Funds pursuant to the Sub-Advisory Agreement. The Board acknowledged the representations from the Trust’s Chief Compliance Officer that Phineus’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Phineus.

Battenkill Capital Management, Inc. (“Battenkill”): The Board considered the extensive portfolio management experience of Battenkill’s portfolio manager, the favorable portfolio fit of Battenkill’s investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Adviser expressed its satisfaction with its discussions with representatives of Battenkill and noted that such representatives were available to the Board if any Trustees had questions.  The Board did note the risks associated with Battenkill’s newness as an investment adviser and its single portfolio manager structure.  However, the Board acknowledged the representations from the Trust’s Chief Compliance Officer that Battenkill’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Trustees also noted that the Adviser was not aware of any regulatory or compliance issues with regard to Battenkill.

OMT Capital Management, LLC (“OMT”): The Board considered OMT’s experience and expertise with regard to its long/short investment strategy, its emphasis on investments in the technology, healthcare, business services and consumer related sectors, its performance history and its potential contribution to the Funds’ overall performance. The Board also noted the due diligence and risk management that OMT conducts with regard to its investments. The Adviser expressed its satisfaction with its discussions with representatives of OMT. The Board then had an opportunity to address questions to representatives at OMT, by telephone. The Board noted OMT’s financial soundness and ability to fulfill its obligations to the Funds pursuant to the Sub-Advisory Agreement. The Board acknowledged the representations from the Trust’s Chief Compliance Officer that OMT’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to OMT.

After reviewing each proposed New Sub-Advisory Agreements with each Sub-Adviser, the Board assessed the overall quality of services to be provided to each Fund.  The Board considered each Sub-Advisor’s specific responsibilities in all aspects of day-to-day portfolio management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Advisor involved in day-to-day portfolio activities.  The Trustees reviewed the certifications by the Advisor’s Chief Compliance Officer in connection with each Sub-Advisor’s compliance procedures and any material compliance issues that had been brought to their attention with respect to each Sub-Advisor.  The Board concluded that each Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its Sub-Advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Sub-Advisory fees.  The Advisor noted that the Sub-Advisory fees are paid out of the Advisor’s fee.

The Board concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to the Sub-Advisory fees.

Based on the factors discussed above, the Board approved the Portfolio Sub-Advisory Agreements.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Please see the attached financial statements as of June 30, 2010.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    9/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    9/07/2010

By (Signature and Title)    /s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date    9/07/2010